Registration No. 333-42567

     As filed with the Securities and Exchange Commission on April 27, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 3
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                             Deputy General Counsel
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2000 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                 RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET
ITEM NO. OF FORM N-8B-2*                  PROSPECTUS CAPTION
------------------------                  ---------------------
1                                         Additional Information: Separate Account VL-R
2                                         Additional Information: AGL.
3                                         Inapplicable.**
4                                         Additional Information: Distribution of Policies.
5, 6                                      Additional Information: Separate Account VL-R.
7                                         Inapplicable.**
8                                         Inapplicable.**
9                                         Additional Information: Legal Matters.
10(a)                                     Additional Information: Your Beneficiary, Assigning
                                           Your Policy.
10(b)                                     Basic Questions You May Have: How will the value
                                           of my investment in a Policy change over time?
10(c)(d)                                  Basic Questions You May Have: How can I change
                                           my Policy's insurance coverage? How can I access
                                           my investment in a Policy?  Can I choose the form
                                           in which AGL pays out any proceeds from my Policy?
10(e)                                     Basic Questions You May Have: Must I invest any
                                           minimum amount in a policy?
10(f)                                     Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)    Basic Questions You May Have: To what extent will
                                           AGL vary the terms and conditions of the Policies
                                           in particular cases? Additional Information: Voting
                                           Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)    Inapplicable.**
10(i)                                     Additional Information: Separate Account VL-R;Tax
                                           Effects.
11                                        Basic Questions You May Have: How will the value
                                           of my investment in a Policy change over time?
12(a)                                     Additional Information: Separate Account VL-R.
                                           Front Cover.
12(b)                                     Inapplicable.**
12(c), 12(d)                              Inapplicable.**
12(e)                                     Inapplicable, because the Separate Account did not
                                           commence operations.
13(a)                                     Basic Questions You May Have: What charges will
                                           AGL deduct from my investment in a Policy? What
                                           charges and expenses will the Mutual Funds deduct
                                           from the amounts I invest through my Policy?
                                           Additional Information: More About Policy
                                           Charges.
13(b)                                     Illustrations of Hypothetical Policy Benefits.
13(c)                                     Inapplicable.**
13(d)                                     Basic Questions You May Have: To what extent will
                                           AGL vary the terms and conditions of the Policy in
                                           particular cases?
13(e), 13(f), 13(g)                       None.
14                                        Basic Questions You May Have: How can I invest
                                           money in a Policy?
15                                        Basic Questions You May Have: How can I invest

                                           money in a Policy? How do I communicate with
                                           AGL?
16                                        Basic Questions You May Have: How will the value
                                           of my investment in a Policy change over time?
                                          Additional Information: Separate Account VL-R.

ITEM NO.                                  ADDITIONAL INFORMATION
-------                                   ----------------------
17(a), 17(b)                              Captions referenced under Items 10(c), 10(d), and
                                            10(e).
17(c)                                     Inapplicable.**
18(a)                                     Captions referred to under Item 16.
18(b), 18(d)                              Inapplicable.**
18(c)                                     Additional Information: Separate Account VL-R.
19                                        Additional Information: Separate Account VL-R;
                                           Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)  Inapplicable.**
21(a), 21(b)                              Basic Questions You May Have: How can I access
                                           my investment in a Policy? Additional Information:
                                          Payment of Policy Proceeds.
21(c)                                     Inapplicable.**
22                                        Additional Information: Payment of Policy Proceeds-
                                           Delay to Challenge Coverage.
23                                        Inapplicable.**
24                                        Additional Information. Additional Rights That We Have.
25                                        Additional Information: AGL.
26                                        Inapplicable, because the Separate Account has
                                           not yet commenced operations.
27                                        Additional Information: AGL.
28                                        Additional Information: AGL's Management.
29                                        Additional Information: AGL.
30, 31, 32, 33, 34                        Inapplicable, because the Separate Account has not
                                           yet commenced operations.
35                                        Inapplicable.**
36                                        Inapplicable.**
37                                        None.
38, 39                                    Additional Information: Distribution of the Policies.
40                                        Inapplicable, because the Separate Account has not
                                           yet commenced operations.
41(a)                                     Additional Information: Distribution of the Policies.
41(b), 41(c)                              Inapplicable.**
42, 43                                    Inapplicable, because the Separate Account has not
                                           yet commenced operations or issued any securities.
44(a)(1), 44(a)(2), 44(a)(3)              Basic Questions You May Have: How will the value
                                           of my investment in a Policy change over time?
44(a)(4)                                  Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                        Basic Questions You May Have: What charges will
                                           AGL deduct from my investment in a Policy?
44(b)                                     Inapplicable.**
44(c)                                     Caption referenced in 13(d) above.
45                                        Inapplicable, because the Separate Account has not
                                           yet commenced operations.
46(a)                                     Captions referenced in 44(a) above.
46(b)                                     Inapplicable.**
47, 48, 49                                None.
50                                        Inapplicable.**
51                                        Inapplicable.**
52(a), 52(c)                              Basic Questions You May Have: To what extent can
                                           AGL vary the terms and conditions of the Policy in
                                           particular cases?  Additional Information:

                                          Additional Rights That We Have.
52(b), 52(d)                              None.
53(a)                                     Additional Information: Tax Effects--Our taxes.
53(b), 54                                 Inapplicable.**
55                                        Illustrations of Hypothetical Policy Benefits.
56-59                                     Inapplicable.**


* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6.
   Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940 ("Act"), Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                          PLATINUM INVESTOR I(SM) AND
                           PLATINUM INVESTOR II(SM)

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (THE "POLICIES") ISSUED BY
                AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

                HOME OFFICE:                                            SPRINGFIELD SERVICE CENTER:

(Express Delivery)             (US Mail)                     (Express Delivery)                  (US Mail)
2727-A Allen Parkway           Variable Universal Life       #1 Franklin Square                  Variable Universal Life
Houston, Texas 77019-2191      Administration                Springfield, Illinois 62713-0001    Administration
PHONE: 1-888-325-9315          P.O. Box 4880                 PHONE: 1-888-325-9315               P.O. Box 19520
  or   1-713-831-3443          Houston, Texas 77210-4880       or   1-800-528-2011               Springfield, Illinois 62794-9520
FAX:   1-877-445-3098                                         FAX:  1-217-528-2404

The Home Office provides service to applicants and Policy owners whose AGL representative is associated with any broker-dealer except Franklin Financial Services Corporation ("FFSC"). The Springfield Service Center services the needs of applicants and Policy owners whose AGL representative is associated with the FFSC broker-dealer. Your AGL representative will tell you if you should use the Home Office or Springfield Service Center addresses. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 22.
Also see "Services Agreements" on page 50. This booklet is called the "prospectus."

Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE             AMERICAN GENERAL SERIES            DREYFUS VARIABLE               MFS VARIABLE INSURANCE
FUNDS                              PORTFOLIO COMPANY                  INVESTMENT FUND                TRUST
 .AIM V.I. International            .International Equities            .Quality Bond Portfolio        .MFS Emerging Growth
 Equity Fund                        Fund                              .Small Cap Portfolio            Series
 .AIM V.I. Value Fund               .MidCap Index Fund
                                   .Money Market Fund
                                   .Stock Index Fund



                                   The Variable Annuity Life                                         Massachusetts Financial
A I M Advisors, Inc.*                Insurance Company*               The Dreyfus Corporation*        Services Company*
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL                      PUTNAM VARIABLE TRUST              SAFECO RESOURCE                VAN KAMPEN LIFE
INSTITUTIONAL FUNDS, INC.          .Putnam VT Diversified             SERIES TRUST                   INVESTMENT TRUST
 .Equity Growth Portfolio/1/         Income Fund                       .Equity Portfolio              .Strategic Stock Portfolio
 .High Yield Portfolio/2/           .Putnam VT Growth                  .Growth Opportunities
                                    and Income Fund                    Portfolio
                                   .Putnam VT International
                                    Growth and Income Fund

/1/ Morgan Stanley Asset Management*
/2/ Miller Anderson & Sherrerd,     Putnam Investment                  SAFECO Asset                   Van Kampen Asset
    LLP*                             Management, Inc.*                  Management Company*            Management Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
*The Investment Adviser of the investment option

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT EITHER OUR HOME OFFICE OR SPRINGFIELD SERVICE CENTER LISTED ABOVE.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have in our investment options, (3) choose when and how much you invest, and (4) choose whether the amounts you have in our investment options will, upon the insured person's death, be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Charges and expenses. We deduct charges and expenses from the amounts you invest. These are described beginning on page 8.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Home Office or Springfield Service Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the above-listed investment options as you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to your chosen investment options at the same time as your initial premium.

     We have designed this prospectus to provide you with information that you
should have before investing in the Policies.   Please read the prospectus
carefully and keep it for future reference.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

                     THIS PROSPECTUS IS DATED MAY 1, 2000.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor(SM) variable life policy ("Policy") or exercise any of your rights or privileges under a Policy.

     This prospectus describes two versions of the Platinum Investor Policies: the Platinum Investor I and the Platinum Investor II Policies. Your AGL representative can advise you which version of the Policy he or she offers or whether he or she offers both. You cannot change to a different version once your coverage takes effect. The Platinum Investor I and Platinum Investor II Policies are identical, except for the differences that are discussed beginning on page 14 of this prospectus.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                                 PAGES TO SEE
                       BASIC QUESTIONS YOU MAY HAVE                           IN THIS PROSPECTUS
                       ----------------------------                           ------------------
 .  What are the Policies?................................................             1 - 2
 .  How can I invest money in a Policy?...................................             5 - 6
 .  How will the value of my investment in a Policy change over time?.....             6 - 7
 .  What is the basic amount of insurance ("death benefit") that AGL pays
   when the insured person dies?.........................................             7 - 8
 .  What charges will AGL deduct from my investment in a Policy?.........              8 - 10
 .  What charges and expenses will the Mutual Funds deduct from
   amounts I invest through my Policy?..................................             10 - 12
 .  Must I invest any minimum amount in a Policy?........................             12 - 14
 .  What are the differences between the Platinum Investor I and the
     Platinum Investor II Policies?.....................................             14 - 15
 .  How can I change my Policy's investment options?.....................                  15
 .  How can I change my Policy's insurance coverage?.....................             15 - 16
 .  What additional rider benefits might I select?.......................             16 - 18
 .  How can I access my investment in a Policy?..........................             18 - 20

 .  Can I choose the form in which AGL pays out the proceeds from my
   Policy?..............................................................                  20


                                                                                    PAGES TO SEE
                      BASIC QUESTIONS YOU MAY HAVE                                 IN THIS PROSPECTUS
                      -----------------------------                                ------------------

 .  To what extent can AGL vary the terms and conditions of the Policies
   in particular cases?..........................................................           21

 .  How will my Policy be treated for income tax purposes?........................           21

 .  How do I communicate with AGL?................................................      22 - 23

     Illustrations of a hypothetical policy. Starting on page 23, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 29, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 29. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Home Office (shown on the first page of this prospectus). You should contact the Springfield Service Center if we requested that you do so (also shown on the first page).

     AGL's financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 52, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

BASIC QUESTIONS YOU MAY HAVE

HOW CAN I INVEST MONEY IN A POLICY?

  Premium payments. We call the investments you make in a Policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. (Policies issued in some states or automatic premium payment plans may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

  Limits on premium payments. Federal tax law limits your ability to make certain very large amounts of premium payments (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements are summarized further under "Tax Effects" beginning on page
30. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. Also, in certain circumstances, we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

  Checks and money orders. You must pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the first premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to our Home Office or Springfield Service Center at the appropriate address shown on the front cover of this prospectus.

  Other ways to pay premiums. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Home Office shown on the front cover of this prospectus. Premium payments from salary deduction plans may be made only if we agree.

  We have a premium financing program available for certain qualified applicants. If you intend to make an initial premium payment of at least $50,000 and you have a net worth of at least $3,000,000, you may qualify under this program. For more information, you may contact your registered representative or our Home Office at 1-800-677-3311.

  Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed.

  Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other investment options that you choose (but not to our declared fixed interest account option). You tell us whether you want these transfers to be made monthly, quarterly, semi-annually or annually. We make the transfers as of the end of the valuation period that contains the day of the month that you select. (The term "valuation period" is described on page 39.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted. We do not charge you for using this feature.

  Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each investment option under your Policy (other than our declared fixed interest account option) to correspond to your then current premium allocation designation. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. The date automatic rebalancing occurs will be based on the date of issue of your Policy. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. You cannot participate in this program while also participating in dollar cost averaging (discussed above). Rebalancing ends upon your request. We do not charge you for using this feature.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

  Your accumulation value. From each premium payment you make, we deduct the charges that we describe beginning on page 8, under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the front cover of this prospectus. We call the amount that is at any time invested under your Policy your "accumulation value."

  Your investment options. We invest the accumulation value that you have allocated to any investment option (except our declared fixed interest account option) in shares of a Mutual Fund that follows investment practices, policies and objectives that are appropriate to that option. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will be reduced by certain charges that we deduct. We describe these charges beginning on page 8, under "What charges will AGL deduct from my investment in a Policy?"

  You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Springfield Service Center if such Center provides your customer service (both locations are shown on the first page of this prospectus).

  We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit a fixed rate of interest on that accumulation value, which we declare from time to time. We guarantee that this will be at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 10. The "daily charge" described on page 8 and the charges and expenses of the Mutual Funds discussed on pages 10 - 12 below do not apply to our declared fixed interest account option.

  Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

  Your specified amount of insurance. In your application to buy a Platinum Investor Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

  Your death benefit. The basic death benefit we will pay is reduced by any outstanding loans. You also choose whether the basic death benefit we will pay is

       .  Option 1 - The specified amount on the date of the insured person's death or

       .  Option 2 - The specified amount plus the Policy's accumulation value on the date of death.

Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

  We will automatically pay an alternative basic death benefit if it is higher than the basic Option 1 or Option 2 death benefit (whichever you have selected). The alternative basic death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

  TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE MULTIPLE OF POLICY
                               ACCUMULATION VALUE

INSURED
 PERSON'S      40 or
AGE*:          Under     45     50     55     60     65     70    75 to 95    100

%:             250%     215%   185%   150%   130%   120%   115%     105%      100%

__________________________________

* Nearest birthday at the beginning of the Policy year in which the insured person dies. The percentages are interpolated for ages that are not shown here.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

  Deductions from each premium payment. We deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes currently range from .75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We also currently deduct an additional 2.5% from each after-tax premium payment. We have the right at any time to increase this additional charge to not more than 5% on all future premium payments.

  Daily charge. We make a daily deduction at an annual effective rate of .75% of your accumulation value that is then being invested in any of the investment options (other than our declared fixed interest option). After a Policy has been in effect for 10 years, we will reduce the rate of the charge to a maximum of .50%, and after 20 years, we will further reduce the charge to a maximum of
 .25%. The daily deduction charges, including the current charge of .75%, are the maximums we may charge; we may charge less, but we can never charge more.

  Flat monthly charge. We will deduct $6 per month from your accumulation value. Also, we have the right to raise this charge at any time to not more than $12 per month.

  Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge. The cost of insurance rates are generally lower under the Platinum Investor II Policy than under the Platinum Investor I Policy.

  For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower for insured persons in most age and risk classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

  In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male (except in Montana where such costs cannot be based on gender).

  Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers, and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

  Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

  Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select certain additional benefit riders. These are described beginning on page 16, under "What additional rider benefits might I select?"

  Additional monthly charge for Platinum Investor II Policies during the first two years. This charge is described on page 14 under "What are the differences between the Platinum Investor I and the Platinum Investor II Policies?"

  Surrender charge for Platinum Investor I Policies. The Platinum Investor I Policies have a surrender charge that applies for the first 10 Policy years (and the first 10 years after any requested increase in the Policy's specified amount). The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. The maximum amount of the surrender charge will be shown on pages 23 and 24 of the Policy. It may initially be as high as $40 per $1,000 of specified amount or as low as $1.80 per $1,000 of specified amount (or any increase in the specified amount). Any amount of surrender charge decreases automatically by a constant amount each year beginning in the fourth year of its 10 year period referred to above until, in the eleventh year, it is zero.

  We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender of a Platinum Investor I Policy. Upon a requested decrease in such a Policy's specified amount of coverage, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any specified amount decrease that, as described under "Partial surrender" beginning on page 18, results from any requested partial surrender. For this purpose, we deem the most recent increases of specified amount to have been canceled first.

  Transaction Fee. We will charge a $25 transaction fee for each partial surrender you make.

  Charge for taxes. We can make a charge in the future for federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

  Allocation of charges. You may choose from which of your investment options we deduct all monthly charges. If you do not have enough accumulation value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option. Any surrender charge upon a decrease in specified amount that is requested under a Platinum Investor I Policy will be allocated in the same manner as if it were a monthly deduction.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

  Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. These charges and expenses are as follows:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/ (as a percentage of average net assets)

                                                                        FUND                    OTHER FUND         TOTAL FUND
                                                                     MANAGEMENT                 OPERATING          OPERATING
                                                                    FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                                      EXPENSE       12b-1        EXPENSE            EXPENSE
NAME OF FUND                                                       REIMBURSEMENT)   FEES      REIMBURSEMENT)     REIMBURSEMENT)
------------                                                       --------------   -----    ----------------   ----------------
The following funds of AIM
   VARIABLE INSURANCE
   FUNDS:/(1)/
   AIM V.I. International                                                   0.75%                       0.22%              0.97%
   Equity Fund

   AIM V.I. Value Fund                                                      0.61%                       0.15%              0.76%

The following funds of
 AMERICAN GENERAL
    SERIES PORTFOLIO
    COMPANY:/(1)/

   International Equities                                                   0.35%                       0.08%              0.43%
      Fund

   MidCap Index Fund                                                        0.31%                       0.07%              0.38%

   Money Market Fund                                                        0.50%                       0.07%              0.57%

   Stock Index Fund                                                         0.26%                       0.06%              0.32%

(footnotes on page 12)

                                                                        FUND                    OTHER FUND         TOTAL FUND
                                                                     MANAGEMENT                 OPERATING          OPERATING
                                                                    FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                                      EXPENSE       12b-1        EXPENSE            EXPENSE
NAME OF FUND                                                       REIMBURSEMENT)   FEES      REIMBURSEMENT)     REIMBURSEMENT)
------------                                                       --------------   -----    ----------------   ----------------

The following portfolios of
DREYFUS VARIABLE
    INVESTMENT FUND:/(1)/
   Quality Bond Portfolio                                                   0.65%                       0.09%              0.74%

   Small Cap Portfolio                                                      0.75%                       0.03%              0.78%

The following series of
MFS VARIABLE INSURANCE TRUST:/(1)/

   MFS Emerging Growth                                                      0.74%                       0.09%              0.83%
   Series /(2)/

The following portfolios of
THE UNIVERSAL INSTITUTIONAL
    FUNDS, INC.:/(1)/

   Equity Growth Portfolio/(2)/                                             0.29%                       0.56%              0.85%

   High Yield Portfolio/(2)/                                                0.19%                       0.61%              0.80%

The following funds of
 PUTNAM VARIABLE TRUST:
   CLASS "IB" FUNDS

   Putnam VT Diversified                                                    0.68%    0.15%              0.10%              0.93%
   Income Fund /(3)/

   Putnam VT Growth and                                                     0.46%    0.15%              0.04%              0.65%
   Income Fund/(3)/

   Putnam VT International                                                  0.80%    0.15%              0.22%              1.17%
   Growth and Income Fund/(3)/

The following portfolios of
 SAFECO RESOURCE
    SERIES TRUST /(1)/

   Equity Portfolio                                                         0.74%                       0.02%              0.76%

   Growth Opportunities                                                     0.74%                       0.04%              0.78%
   Portfolio

(footnotes on next page)


                                                                      FUND                    OTHER FUND         TOTAL FUND
                                                                     MANAGEMENT                 OPERATING          OPERATING
                                                                    FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                                      EXPENSE       12b-1        EXPENSE            EXPENSE
NAME OF FUND                                                       REIMBURSEMENT)   FEES      REIMBURSEMENT)     REIMBURSEMENT)
------------                                                       --------------   -----    ----------------   ----------------
The following portfolio of
 VAN KAMPEN LIFE
    INVESTMENT TRUST /(1)/

   Strategic Stock Portfolio/(2)/                                       0.24%                       0.41%              0.65%

/(1)/The Mutual Funds' advisors, administrators or distributors have entered into arrangements under which they pay certain amounts to AGL. The fees do not have a direct relationship to the Mutual Funds' Annual Expenses, and do not increase the amount of charges you pay under your Policy. (See "Miscellaneous" under "More About Policy Charges.")

/(2)/For the Funds indicated, management fees and other expenses as shown for fiscal year 1999 would have been the percentages shown below without certain voluntary expense reimbursements from the investment advisor. Current and future fees and expenses may vary from the fiscal year 1999 fees and expenses.


                                  Management      Other     Total Annual
                                     Fees       Expenses      Expenses
                                  -----------   ---------   -------------
MFS Variable
   Emerging Growth Series               0.75%       0.09%           0.84%
The Universal Institutional
   Equity Growth Portfolio              0.55%       0.56%           1.11%
   High Yield Portfolio                 0.50%       0.61%           1.11%
Van Kampen
   Strategic Stock Portfolio            0.50%       0.41%           0.91%

No other Funds received any such reimbursements.

/(3)/The Prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to have us bill you. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. You need to invest only enough to ensure either that your Policy's cash surrender value stays above zero or, if you own a Platinum Investor I Policy, that your 5 year no-lapse guarantee (discussed below) remains in effect. ("Cash surrender value" is explained under "Full surrender" on page 18.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value does fall to zero, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. (The only exception is if the guarantee is in effect that is described below under "Monthly guarantee premiums under Platinum Investor I Policies.") Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you would have to pay enough premium to keep your Policy in force for two months as well as pay or reinstate any indebtedness. In the Policy form itself, you will find additional information about the values and terms of a Policy after it is reinstated.

     Monthly guarantee premiums under the Platinum Investor I Policies. Page 3 of a Platinum Investor I Policy will specify a "Monthly Guarantee Premium." On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under such a Policy is at least equal to the sum of the monthly guarantee premiums for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of the Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, a Platinum Investor I Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value during the first 5 Policy years.
If:

     . this test is not met on the monthly deduction day at the beginning of any Policy month, the Policy enters the grace period;

     . a sufficient premium is not paid before the end of the grace period, the Policy and the 5 year no-lapse guarantee terminate;

     . the Policy is later reinstated, the 5 year no-lapse guarantee may also be reinstated if sufficient premiums are paid, although the reinstated guarantee will in no case extend beyond the date that originally marked the end of its maximum 5 year duration.

     The amount of premiums that must be paid to maintain the 5 year no-lapse guarantee will be increased by the cumulative amount of any loans (including any loan increases to pay interest) and partial surrenders you have taken from your Policy. Such monthly guarantee premiums also will be higher following any requested increase in the specified amount of insurance coverage, or following a requested addition of (or increase in) certain rider benefits. On the other hand, the monthly guarantee premium will be lower following any requested decrease in the specified amount of insurance coverage, or following a requested cancellation of (or decrease in) certain riders. If your Policy is the Platinum Investor I version, we will send you an endorsement to your Policy that will tell you what your new monthly guarantee premium is. However, none of the above-mentioned changes extends the no-lapse period beyond 5 years or establishes a new no-lapse guarantee.

     The 5 year no-lapse guarantee described in the two previous paragraphs is not available in all states.

     Although we will bill you for planned premiums, we will not send any specific bills for the amount of any monthly guarantee premium that is due.

WHAT ARE THE DIFFERENCES BETWEEN THE PLATINUM INVESTOR I AND THE PLATINUM INVESTOR II POLICIES?

     Depending on your own financial circumstances and goals, and the uses to which you intend to put a Platinum Investor Policy, either version of the Policy may be appropriate for you. You should consult carefully with your AGL representative about this. Important factors may include how much accumulation value you intend to maintain in the Policy relative to the amount of the Policy's death benefit and how likely it is that you may choose to surrender your Policy or otherwise reduce your Policy's specified amount in the future.

     The differences between the two versions of Platinum Investor are:

     . Platinum Investor I is available for specified amounts of $100,000 or more. In most cases, Platinum Investor II is available only for specified amounts of $500,000 or more. You may not request a specified amount decrease (or a partial surrender) under a Platinum Investor I that would reduce the specified amount to less than $100,000 or under a Platinum Investor II Policy that would reduce the specified amount to less than $500,000.

     . Platinum Investor I is available for insured persons through age 80. Platinum Investor II is available for insured persons who are age 18 through age 80.

     . The Platinum Investor II version of the Policy does not have a surrender charge.

     . The Platinum Investor II version of the Policy does not have a 5 year no-lapse guarantee.

     . The two versions of Platinum Investor have different current cost of insurance rates. Since this difference results in differing accumulation values, you should carefully review the Policy illustrations that are available to you.

     . The Platinum Investor II version of the Policy has a flat monthly expense charge during the first two Policy years (and the first two years after any requested increase in the Policy's specified amount). The amount of this charge depends on the age and other insurance characteristics of the insured person. The amount of this charge will be shown on page 4 of a Platinum Investor II Policy. It may initially be as much as $1.88 per $1,000 of specified amount (or increase of specified amount), or as low as $0.0999 per $1,000 of specified amount (or increase of specified amount). (After the two-year periods mentioned above, this charge is zero.) This additional monthly charge does not apply to the Platinum Investor I version of the Policies.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have," beginning on page 44. Also, you may not in any one Policy year make transfers out of our declared fixed interest account option that aggregate more than 25% of the accumulation value you had invested in that option at the beginning of that Policy year.

     You may make transfers at any time, except that transfers out of our declared fixed interest account option must be made within 60 days after a Policy anniversary. We will not honor any request received outside that period.

     Market timing. The Policies are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding telephone requests or to stop permitting telephone requests altogether.

     Maximum number of investment options. We can at any time limit the number of investment options you may use. Our current rule is that you cannot use more than 18 different options over the life of your Policy. We are currently in the process of eliminating this restriction.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase. Also, if:

     . you have the Platinum Investor I version of the Policy, a new amount of surrender charge and monthly guarantee premium apply to the specified amount increase. These amounts are the same as they would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor I Policy; or

     . you have the Platinum Investor II version of the Policy, an additional monthly expense charge applies for the first two years following the request for an increase in specified amount. This amount is also the same as it would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor II Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. The minimum is $100,000 for a Platinum Investor I Policy and $500,000 for a Platinum Investor II Policy (or, if greater, the minimum amount that the tax law requires relative to the amount of premium payments you have made). At the time of a decrease under such a Policy, we will deduct from the Policy's accumulation value an amount of any remaining surrender charge. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed. We compute the amount we deduct in the manner described on page 38, under "Decreases in the specified amount of a Platinum Investor I Policy."

     Change of death benefit option. You may at any time request us to change your coverage from death benefit Option 1 to 2 or vice-versa.

     . If you change from Option 1 to 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     . If you change from Option 2 to 1, we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 30 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider, which pays an additional death benefit if the insured person dies from certain accidental causes.

     . Automatic Increase Rider, which provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 15). There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage.

     . Children's Insurance Benefit Rider, which provides term life insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion.

     . Maturity Extension Rider, which permits you to extend the Policy's maturity date beyond what it otherwise would be.

          The death benefit after the original maturity date will be equal to the accumulation value on the date of death. All accumulation value that is in the Separate Account can remain there.

          No additional premium payments, new loans, monthly insurance charge, or changes in specified amount will be allowed after the original maturity date. There is a flat monthly charge of no more than $10 each month after the original maturity date. After this rider is elected, it may not be revoked.

          Extension of the maturity date beyond the insured persons's age 100 may result in the current taxation of increases in your Policy accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax advisers before making such an extension.

     . Return of Premium Death Benefit Rider, which provides additional term life insurance coverage on the person insured under the Policy. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments).

     . Spouse Term Rider, which provides term life insurance on the life of the spouse of the Policy's insured person. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion.

     . Terminal Illness Rider, which provides for a benefit to be requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit payable under the Policy (excluding any rider benefits) or, if less, $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. The cash surrender value of the Policy also will be reduced by the amount of the lien.

     . Waiver of Monthly Deduction Rider, under which we will waive all monthly charges under your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 30. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, and, if you have the Platinum Investor I version of the Policy, less any surrender charge that then applies. We call this your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor I Policy will have any cash surrender value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500.

     . If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     . If you have the Platinum Investor I version of the Policy, and we reduce your Policy's specified amount because you have requested a partial withdrawal while the Option 1 death benefit is in effect, we will deduct the same amount of surrender charge, if any, that would have applied if you had requested such face amount decrease directly. See "Decreases in the specified amount of a Platinum Investor I Policy," on page 38.

     . We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

     . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount equal to your Policy's cash surrender value (less our estimate of three months' charges and less the interest that will be payable on your loan through your next Policy anniversary.) This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that amount as additional collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not in most cases be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100) of your loan at any time before the death of the Insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (including any loan collateral we are holding for your Policy loans) at the beginning of the Policy year; or

     . if less, your Policy's maximum remaining loan value at that anniversary.

We intend to set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.5%.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 95/th/ birthday.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You may choose to receive the full proceeds from the Policy (and any riders) as a single sum. This includes proceeds that become payable upon the death of the insured person, full surrender or the maturity date. Alternatively, you may elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     .    Option 4 - Proceeds left to accumulate with interest.

Additional payment options may also be available with our consent. We have the right to veto any payment option, if the payee is a corporation or other entity. You can read more about each of these options in our Policy form and in the separate form of payment contract that we issue when any such option takes effect.

     Within 60 days after the insured person's death, any payee entitled to receive proceeds as a single sum may elect one or more payment options.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICIES IN PARTICULAR CASES?

  Listed below are some variations we may make in the terms of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

  Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace the other life insurance we issue with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies. Our published rules may be changed from time to time, but are evenly applied to all our customers.

  Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Platinum Investor Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

  State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which Platinum Investor is sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and riders, or related endorsements.

  Variations in expenses or risks. AGL may vary the charges and other terms of the Policies where special circumstances result in sales or administrative expenses, mortality risks, or other risks that are different from those normally associated with the Policies.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

  Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

  For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 30.

HOW DO I COMMUNICATE WITH AGL?

  When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

  General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to our Home Office or Springfield Service Center at the appropriate address shown on the first page of this prospectus.

  The following requests must be made in writing and signed by you:

  .   transfer of accumulation value;

  .   loan;

  .   full surrender;

  .   partial surrender;

  .   change of beneficiary or contingent beneficiary;

  .   change of allocation percentages for premium payments,

  .   loan repayments or charges;

  .   change of death benefit option or manner of death benefit payment;

  .   increase or decrease in specified insurance amount;

  . addition or cancellation of, or other action with respect to, any rider benefits;

  .   election of a payment option for Policy proceeds;

  .   tax withholding elections; and

  .   telephone transaction privileges.

You should mail or express these requests to our Home Office or Springfield Service Center at the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Home Office or Springfield Service Center.

  We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may also obtain these forms from our Home Office or Springfield Service Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

  The Springfield Service Center is for the convenience of certain Policy owners, who have been requested to use it as a primary contact location. Other Policy owners have been asked to use our Home Office as a primary contact location. If you make a mistake and contact the incorrect location, your requests and premium payments will be treated in the same manner as if you had contacted the correct location.

  Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should make a written request, if you cannot make a telephone transaction. Also, if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

  To help explain how our Policies work, we have prepared the following tables:

                                            PAGES TO SEE IN THIS
                                                  PROSPECTUS
                                                  -----------

                                            Platinum       Platinum
                                           Investor I      Investor II
                                           ----------      -----------
Death Benefit Option 1 - Current Charges        25             27
Guaranteed Maximum Charges                      26             28

  The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under sample Platinum Investor Policies would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user and who is a better-than-average mortality risk in other respects as well. Planned premium payments of $1,368 for an initial $100,000 of specified amount of coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor I Policy. Planned premium payments of $10,560 for an initial $500,000 of specified amount coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor II Policy. The samples assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables for the Platinum Investor I version are that version's surrender charges.

  Although the tables below do not include examples of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits, lower cash values, and a greater risk of lapse.

  Separate tables are included to show both current and guaranteed maximum charges for both Platinum Investor I and Platinum Investor II. The charges assumed in the following tables include:

  . a daily charge at an annual effective rate of .75% for the first 10 Policy years (for both current and guaranteed maximum charges);

  . a daily charge at an annual effective rate of .50% after 10 Policy years (for both current and guaranteed maximum charges);

  . a daily charge at an annual effective rate of .25% after 20 Policy years (for both current and guaranteed maximum charges);

  . a monthly charge for Platinum Investor II only, for the first two Policy years (and first two years after any increase in the specified amount) between $0.0999 and $1.88 for each $1,000 of specified amount, assumed to be $0.2647 (for both current and guaranteed maximum charges);

  . a charge for state premium tax ranging from .75% to 3.5% of each premium payment, depending on the state, assumed to be 2.0% (for both current and guaranteed maximum charges);

  . a charge of 2.5% and 5.0% from each after-tax premium payment for current charges and guaranteed maximum charges, respectively;

  . the current monthly insurance charges and guaranteed maximum monthly insurance charges for current charges and guaranteed maximum charges, respectively; and

  . a flat monthly charge of $6 and $12 for current charges and guaranteed maximum charges, respectively.

  The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of .73% of aggregate Mutual Funds assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, plus the arithmetic average of all other operating expenses of each such Fund after all reimbursements, as reflected on pages 10 - 12. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal .78% of aggregate Mutual Fund assets. The total assumed tax charges for all of the tables are 2.5% of premiums.

  Individual illustrations. On request, we will furnish you with a comparable illustration based on your Policy's characteristics. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                              PLATINUM INVESTOR I


 PLANNED PREMIUM $1,368                       INITIAL SPECIFIED AMOUNT $100,000
                                              DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES

                   Death Benefit                             Accumulation Value             Cash Surrender Value

 End of      Assuming Hypothetical Gross                 Assuming Hypothetical Gross      Assuming Hypothetical Gross
 Policy      Annual Investment Return of                 Annual Investment Return of      Annual Investment Return of
  Year         0.0%          6.0%      12.0%             0.0%       6.0%      12.0%         0.0%         6.0%      12.0%
   1         100,000       100,000    100,000            899        964      1,030            0            0          0
   2         100,000       100,000    100,000          1,764      1,950      2,145          396          582        777
   3         100,000       100,000    100,000          2,607      2,973      3,370        1,239        1,605      2,002
   4         100,000       100,000    100,000          3,407      4,009      4,691        2,210        2,812      3,494
   5         100,000       100,000    100,000          4,186      5,085      6,143        3,160        4,059      5,117
   6         100,000       100,000    100,000          4,946      6,202      7,742        4,091        5,347      6,887
   7         100,000       100,000    100,000          5,698      7,374      9,516        5,014        6,690      8,832
   8         100,000       100,000    100,000          6,420      8,581     11,460        5,907        8,068     10,947
   9         100,000       100,000    100,000          7,123      9,836     13,605        6,781        9,494     13,263
  10         100,000       100,000    100,000          7,809     11,143     15,975        7,368       10,972     15,804

  15         100,000       100,000    100,000         11,129     18,812     32,604       11,129       18,812     32,604

  20         100,000       100,000    100,000         13,696     28,088     60,442       13,696       28,088     60,442

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                              PLATINUM INVESTOR I

 PLANNED PREMIUM $1,368                      INITIAL SPECIFIED AMOUNT  $100,000
                                             DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

                   Death Benefit                   Accumulation Value            Cash Surrender Value
 End of      Assuming Hypothetical Gross        Assuming Hypothetical Gross    Assuming Hypothetical Gross
 Policy      Annual Investment Return of        Annual Investment Return of    Annual Investment Return of
 Year         0.0%       6.0%        12.0%       0.0%      6.0%      12.0%       0.0%       6.0%     12.0%
   1         100,000    100,000    100,000        664       721        778          0          0         0
   2         100,000    100,000    100,000      1,286     1,441      1,604          0         73       236
   3         100,000    100,000    100,000      1,867     2,162      2,484        499        794     1,116
   4         100,000    100,000    100,000      2,396     2,871      3,411      1,199      1,674     2,214
   5         100,000    100,000    100,000      2,874     3,568      4,393      1,848      2,542     3,367
   6         100,000    100,000    100,000      3,302     4,255      5,436      2,447      3,400     4,581
   7         100,000    100,000    100,000      3,670     4,918      6,536      2,986      4,234     5,852
   8         100,000    100,000    100,000      3,966     5,547      7,690      3,453      5,034     7,177
   9         100,000    100,000    100,000      4,192     6,140      8,905      3,850      5,798     8,563
  10         100,000    100,000    100,000      4,337     6,685     10,179      4,166      6,514    10,008
  15         100,000    100,000    100,000      3,674     8,473     17,755      3,674      8,473    17,755
  20               0    100,000    100,000          0     7,206     27,615          0      7,206    27,615


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                             PLATINUM INVESTOR II

PLANNED PREMIUM $10,560                        INITIAL SPECIFIED AMOUNT $500,000
                                               DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES

                  Death Benefit                    Accumulation Value              Cash Surrender Value
End of      Assuming Hypothetical Gross        Assuming Hypothetical Gross     Assuming Hypothetical Gross
Policy      Annual Investment Return of      Annual Investment Return of       Annual Investment Return of
 Year         0.0%       6.0%       12.0%       0.0%       6.0%       12.0%     0.0%       6.0%      12.0%
  1         500,000    500,000    500,000      6,773      7,272      7,773        6,773     7,272     7,773
  2         500,000    500,000    500,000     13,410     14,835     16,323       13,410    14,835    16,323
  3         500,000    500,000    500,000     21,491     24,333     27,416       21,491    24,333    27,416
  4         500,000    500,000    500,000     29,424     34,233     39,650       29,424    34,233    39,650
  5         500,000    500,000    500,000     37,323     44,669     53,264       37,323    44,669    53,264
  6         500,000    500,000    500,000     45,132     55,609     68,350       45,132    55,609    68,350
  7         500,000    500,000    500,000     53,064     67,292     85,280       53,064    67,292    85,280
  8         500,000    500,000    500,000     60,850     79,482    103,979       60,850    79,482   103,979
  9         500,000    500,000    500,000     68,595     92,307    124,741       68,595    92,307   124,741
  10        500,000    500,000    500,000     76,450    105,941    147,919       76,450   105,941   147,919
  15        500,000    500,000    500,000    113,764    184,867    309,073      113,764   184,867   309,073
  20        500,000    500,000    704,692    143,823    281,374    577,617      143,823   281,374   577,617

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                             PLATINUM INVESTOR II

PLANNED PREMIUM $10,560                       INITIAL SPECIFIED AMOUNT $500,000
                                              DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

                       Death Benefit                    Accumulation Value               Cash Surrender Value
End of            Assuming Hypothetical Gross        Assuming Hypothetical Gross      Assuming Hypothetical Gross
Policy            Annual Investment Return of        Annual Investment Return of      Annual Investment Return of
 Year            0.0%        6.0%       12.0%       0.0%         6.0%       12.0%        0.0%      6.0%     12.0%
  1            500,000    500,000    500,000          5,742      6,201      6,662        5,742     6,201     6,662
  2            500,000    500,000    500,000         11,251     12,530     13,868       11,251    12,530    13,868
  3            500,000    500,000    500,000         18,113     20,629     23,365       18,113    20,629    23,365
  4            500,000    500,000    500,000         24,685     28,904     33,673       24,685    28,904    33,673
  5            500,000    500,000    500,000         30,973     37,373     44,890       30,973    37,373    44,890
  6            500,000    500,000    500,000         36,988     46,054     57,130       36,988    46,054    57,130
  7            500,000    500,000    500,000         42,683     54,910     70,464       42,683    54,910    70,464
  8            500,000    500,000    500,000         48,013     63,909     84,980       48,013    63,909    84,980
  9            500,000    500,000    500,000         52,988     73,072    100,834       52,988    73,072   100,834
  10           500,000    500,000    500,000         57,565     82,370    118,152       57,565    82,370   118,152
  15           500,000    500,000    500,000         74,565    132,254    236,651       74,565   132,254   236,651
  20           500,000    500,000    535,022         76,991    185,750    438,542       76,991   185,750   438,542

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

ADDITIONAL INFORMATION

     A general overview of the Policies appears at pages 1 through 28. The additional information that follows gives more details, but generally does not repeat what is set forth above.


                                                          PAGE TO
                                                        SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                      PROSPECTUS
----------------------------------                      -----------

AGL.....................................................   29
Separate Account VL-R...................................   30
Tax Effects.............................................   30
Voting Privileges.......................................   36
Your Beneficiary........................................   36
Assigning Your Policy...................................   36
More About Policy Charges...............................   37
Effective Date of Policy and Related Transactions.......   39
More About Our Declared Fixed Interest Account Option...   40
Distribution of the Policies............................   41
Payment of Policy Proceeds..............................   42
Adjustments to Death Benefit............................   43
Additional Rights That We Have..........................   44
Performance Information.................................   44
Our Reports to Policy Owners............................   45
AGL's Management........................................   45
Principal Underwriter's Management......................   48
Legal Matters...........................................   49
Independent Auditors....................................   49
Actuarial Expert........................................   49
Services Agreements.....................................   50
Certain Potential Conflicts.............................   50
Year 2000 Considerations................................   50

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 52, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Policies are AGL's, and American General Corporation has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

During 1999, AGL received $39,846,527 in total premium payments from Policy holders. From such premium payments, AGL received the following fees and charges:

     .      mortality and expense fees   $  150,974

     .      administrative fees          $  977,173

     .      cost of insurance charges    $3,859,179

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in our Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 42 separate "divisions," 17 of which correspond to one of the 17 available investment options (other than our declared fixed interest account option). The remaining 25 divisions, and some of these 17 divisions, represent investment options available under another variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in the separate account are our property. The assets in the separate account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account.

     AGL also issues variable annuity contracts through its Separate Accounts A and D, which also are registered investment companies.

TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. A Platinum Investor Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

   . the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

   . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

  The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract" (which is discussed below). In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

  Testing for modified endowment contract status. Your Policy will be a "modified endowment contract" if, at any time during the first seven Policy years, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of seven level annual premiums. This is called the "seven-pay" test.

  Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit. A material change for these purposes could occur as a result of a change in death benefit option or the selection of additional rider benefits. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

  If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount resulting from a partial surrender or termination of additional benefits under a rider.) If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract. A life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract.

  Other effects of Policy changes. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

  Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

  After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

  On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

  Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy during the insured person's lifetime will be taxed on an "income-first" basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a partial surrender. Any such distributions will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy. For modified endowment contracts, your basis is similar to the basis described above for other policies, except that your basis would be increased by the amount of any prior loan under your Policy that was considered taxable income to you. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are aggregated. The Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

  A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to distributions:

  .  to taxpayers 59 1/2 years of age or older;

  .  in the case of a disability (as defined in the Code); or

  . received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

  Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Treasury Department has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.

  Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

  Terminal illness rider. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our terminal illness rider meet the law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply, however, to amounts paid to someone other than the insured person, if the payee has an insurable interest in the insured person's life because the insured is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

  Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

  In connection with the issuance of then temporary diversification regulations, the Treasury Department stated that it anticipated the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

  Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under a Platinum Investor Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The Taxpayer Relief Act of 1997 gradually raises the value of the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

  As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

  The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

  Life Insurance in Split Dollar Arrangements. The Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of the insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

  Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

  The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

  There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

  Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

  ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

  Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

  We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

  Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

  When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

  In the case of non-resident aliens who own a policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, nonresident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

  Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

  We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds and attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

  We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

  If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

  In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

  You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the insured person's lifetime. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

  You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason, if we agree. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action taken before we receive complete notice of the assignment in good order. We are not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

  Purpose of our charges. The charges under the Policies are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policies. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policies. These include:

  . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

  . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the 5-year no-lapse guarantee under the Platinum Investor I Policies or reduce the amount of our daily charge fee revenues below what we anticipate);

  . sales risks (such as the risk that the number of Policies we sell and the premiums we receive, net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

  . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

  . expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

  If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

  The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as insured persons die.

  Any excess from the charges discussed in the preceding paragraph, as well as revenues from the daily charge, are primarily intended to:

  . offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

  .  compensate us for the risks we assume under the Policies; or

  .  otherwise to be retained by us as profit.

The surrender charge under the Platinum Investor I Policies and the additional monthly charge during the first two years under a Platinum Investor II Policy have also been designed primarily for these purposes.

  Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

  Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

  Gender neutral Policies. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

  Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies (including Platinum Investor Policies) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

  Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page 8.

  Decreases in the specified amount of a Platinum Investor I Policy. An amount of any remaining surrender charge will be deducted upon a decrease in specified amount under a Platinum Investor I Policy. If:

  . there have been no previous specified amount increases, the amount we deduct will bear the same proportion to the total surrender charge then applicable as the amount of the specified amount decrease bears to the Policy's total specified amount. The remaining amount of surrender charge that we could impose at a future time, however, will also be reduced proportionally.

  . there have been increases in specified amount, we decrease first those portions of specified amount that were most recently established. We also deduct any remaining amount of the surrender charge that was established with that portion of specified amount (which we pro-rate if less than that entire portion of specified amount is being canceled).

  Miscellaneous. Each of the distributors or advisers of the Mutual Funds listed on page 1 of this prospectus reimburses us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses, up to an annual rate of 0.25% the average daily net asset value of shares of the Mutual Funds purchased by the divisions at the instruction of owners. These reimbursements will be reasonable for the services performed and are not designed to result in a profit. These reimbursements are paid by the distributors or the advisers, and will not be paid by the Mutual Funds, the divisions or the owners.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

  Valuation dates, times, and periods. We compute values under Policies on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date."

  We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

  Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at our Home Office or Springfield Service Center (both are shown on the first page of this prospectus). If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

  Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the minimum first premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Home Office or Springfield Service Center by writing to the appropriate address shown on the first page of this prospectus or from your AGL representative.

  Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

  Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

  Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt in the Home Office or Springfield Service Center, of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

  Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

  . Increases or decreases you request in the specified amount of insurance, and reinstatements of Policies that have lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

  . We may return premium payments if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

  . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you mail us your Policy or deliver it to your AGL representative; and

  . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

  Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  How we declare interest. We can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

  Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

  American General Securities Incorporated ("AGSI") is the principal underwriter of the Policies. AGSI is a wholly-owned subsidiary of AGL. AGL, in turn, is a wholly-owned subsidiary of American General Corporation ("American General"). AGSI's principal office is at 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for AGL's Separate Accounts A and D, and Separate Account E of American General Life Insurance Company of New York, which is a wholly-owned subsidiary of AGL. These separate accounts are registered investment companies. AGSI, as the principal underwriter, is not paid any fees on the Policies.

  We and AGSI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD. FFSC is one of the broker-dealers with a sales agreement. FFSC is affiliated with AGL and with AGSI, but FFSC is treated the same as any other broker-dealer is treated under its sales agreement.

  We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. AGSI also has its own registered representatives who will sell the Policies, and we will pay compensation to AGSI for these sales.

  The compensation payable to broker-dealers or banks for sales of the Policies may vary with the sales agreement, but is generally not expected to exceed, for the Platinum Investor I Policies:

  .  90% of the premiums paid in the first Policy year up to a "target" amount;

  . 4% of the premiums not in excess of the target amount paid in each of Policy years 2 through 10;

  . 2.5% of all premiums in excess of the target amount received in any of Policy years 1 through 10; and

  . .25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1.

The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

  The compensation payable to the broker-dealers or banks for the Platinum Investor II Policies may also vary with the sales agreement, but is generally not expected to exceed:

  .  20% of premiums paid in the first Policy year up to the target amount;

  . 12% of the premiums not in excess of the target amount paid in each of Policy years 2 through 7;

  . 2.5% on all premiums in excess of the target amount received in any of Policy years 1 through 7; and

  . .25% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1.

       The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

  We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request.
In addition, we may pay broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

  We pay the compensation directly to AGSI or any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described on page 8. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

  We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of AGSI and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan and affect the amount of benefits earned each year.

PAYMENT OF POLICY PROCEEDS

  General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

  Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

  Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

  Delay of separate account proceeds. We reserve the right to defer payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

   . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

   . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

   . the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

  Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

  . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

  . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

  . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

ADJUSTMENTS TO DEATH BENEFIT

  Suicide. If the insured person commits suicide within two years after the date on which the Policy was issued, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus any outstanding Policy loan and any partial surrenders. If the insured person commits suicide within two years after the effective date of an increase in specified amount that you requested, we will pay the death benefit based on the specified amount which was in effect before the increase, plus the monthly insurance deductions for the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

  Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

  Death during grace period. If the insured person dies during the Policy's grace period, we will deduct any overdue monthly charges from the insurance proceeds.

ADDITIONAL RIGHTS THAT WE HAVE

  We have the right at any time to:

  . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance on a pro-rata basis to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . change the underlying Mutual Fund that any investment option uses;

   . add or delete investment options, combine two or more investment options, or withdraw assets relating to Platinum Investor from one investment option and put them into another;

   . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

   . operate the separate account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our separate account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

  You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with applicable law in making any changes and, if necessary, we will seek Policy owner approval.

PERFORMANCE INFORMATION

  From time to time, we may quote performance information for the divisions of the Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

  We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

  We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

  Performance information for any division reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

  Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL's MANAGEMENT

  The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME                   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------

Rodney O. Martin, Jr.  Director of American General Life Insurance Company since
                       August 1996. Chairman of the Board and CEO of American General Life Insurance Company since April 2000. President and CEO (August 1996-July 1998). President of American General Life Insurance Company of New York (November 1995-August 1996). Vice President Agencies, with Connecticut Mutual Life Insurance Company, Hartford, Connecticut (1990-1995).

Donald W. Britton      Director of the Board of American General Life Insurance
                       Company since April 1999. President of American General
                       Life

                       Insurance Company since April 2000. President of
                       First Colony Life, Lynchburg, Virginia (1996 - April
                       1999) and Executive Vice President of First Colony Life (1992 - 1996).

David A. Fravel        Director of American General Life Insurance Company since
                       November 1996. Elected Executive Vice President in April
                       1998. Previously held position of Senior Vice President of American General Life Insurance Company since November
                       1996. Senior Vice President of Massachusetts Mutual,
                       Springfield, Missouri (March 1996-June 1996); Vice
                       President, New Business, Connecticut Mutual Life
                       Insurance Company, Hartford, Connecticut (December 1978 -
                       March 1996).

David L. Herzog        Director, Executive Vice President and Chief Financial
                       Officer of American General Life Insurance Company since
                       March 2000. Vice President of General American, St.
                       Louis, Missouri (June 1991 - February 2000).

John V. LaGrasse       Director of American General Life Insurance Company since
                       August 1996. Chief Technology Officer of American General
                       Life Insurance Company since April, 2000. Elected
                       Executive Vice President in July 1998. Previously held position of Senior Vice President of American General
                       Life Insurance Company since August 1996. Director of
                       Citicorp Insurance Services, Inc., Dover, Delaware
                       (1986 - 1996).

Paul L. Mistretta      Executive Vice President of American General Life
                       Insurance Company since July 1999. Senior Vice President of First Colony Life Insurance, Lynchburg, Virginia
                       (1992 - July 1999).

Brian D. Murphy        Executive Vice President of American General Life
                       Insurance Company since July 1999. Previously held position of Senior Vice President-Insurance Operations of
                       American General Life Insurance Company since April 1998.
                       Vice President-Sales, Phoenix Home Life, Hartford, CT
                       (January 1997-April 1998). Vice President of Underwriting and Issue, Phoenix Home Life (July 1994-January 1997).
                       Various positions with Mutual of New York, Syracuse, NY, including Agent, Agency Manager, Marketing Life and
                       Disability Income Underwriting Management, (1978 - July
                       1994).

Don M. Ward            Executive Vice President of American General Life
                       Insurance Company since April 2000. Senior Vice President of American General Life Insurance Company since February
                       1998. Vice

                       President of Pacific Life Insurance Company, Newport Beach, CA (1991 - February 1998).

Thomas M. Zurek        Director and Executive Vice President of American General
                       Life Insurance Company since April 1999. Elected General
                       Counsel in December 1998. Previously held various positions with American General Life Insurance Company including Senior Vice President since December 1998 and
                       Vice President since October 1998. In February 1998 named as Senior Vice President and Deputy General Counsel of
                       American General Corporation. Attorney Shareholder with
                       Nyemaster, Goode, Voigts, West, Hansell & O'Brien, Des
                       Moines, Iowa (June 1992 - February 1998).

Wayne A. Barnard       Senior Vice President of American General Life Insurance
                       Company since November 1997. Previously held various positions with American General Life Insurance Company including Vice President since February 1991.

Robert M. Beuerlein    Senior Vice President and Chief Actuary of American
                       General Life Insurance Company since September 1999.
                       Previously held position of Vice President of American
                       General Life Insurance Company since December 1998.
                       Director, Senior Vice President and Chief Actuary of The
                       Franklin Life Insurance Company, Springfield, Illinois
                       (January 1991 - June 1999).

William Guterding      Senior Vice President of American General Life Insurance
                       Company since April 1999. Senior Vice President and Chief
                       Underwriting Officer of The United States Life Insurance
                       Company in the City of New York since October, 1980.

Robert F. Herbert, Jr. Senior Vice President and Treasurer of American General
                       Life Insurance Company since May 1996, and Controller since February 1991.

Simon J. Leech         Senior Vice President for American General Life Insurance
                       Company since July 1997. Previously held various positions with American General Life Insurance Company since 1981, including Director of Policy Owners' Service
                       Department in 1993, and Vice President-Policy
                       Administration in 1995.

Royce G. Imhoff, II    Director for American General Life Insurance Company
                       since November 1997. Previously held various positions with American General Life Insurance Company including
                       Vice President since August 1996 and Regional Director since 1992.

   The principal business address of each person listed above is our Home Office; except that the street number for Messrs. Fravel, LaGrasse, Martin, Herzog, Britton, Mistretta, Barnard and Zurek is 2929 Allen Parkway, the street number for Mr. Ward is 2727 Allen Parkway, the street number for Mr. Guterding is 125 Maiden Lane, New York, New York.

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                                Position and Offices
                                                 with Underwriter,
Name and Principal                                American General
Business Address                               Securities Incorporated
-----------------                              -----------------------

F. Paul Kovach, Jr.                            Director and Chairman,
American General Securities Incorporated       President and Chief Executive
Officer
2727 Allen Parkway
Houston, TX 77019

Rodney O. Martin, Jr.                          Director and Vice Chairman
American General Life Companies
2929 Allen Parkway
Houston, TX 77019

Donald W. Britton                              Director and Assistant
American General Life Companies                Vice President
2929 Allen Parkway
Houston, TX  77019

J. Andrew Kalbaugh                             Vice President -
American General Life Companies                Chief Marketing Officer
2727 Allen Parkway
Houston, TX 77019

Robert M. Roth                                 Vice President and Secretary
American General Securities Incorporated
2727 Allen Parkway
Houston, TX  77019

Don M. Ward                                    Vice President
American General Life Companies
2727 Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                               Assistant Secretary
American General Life Companies
2929 Allen Parkway
Houston, TX  77019

Robert F. Herbert, Jr.                         Assistant Treasurer
American General Life Companies
2727-A Allen Parkway
Houston, Texas 77019

D. Lynne Walters                               Assistant Tax Officer
American General Corporation
2929 Allen Parkway
Houston, Texas 77019

Royce G. Imhoff, II                            Director
American General Life Companies
2727-A Allen Parkway
Houston, Texas 77019

Alice T. Kane                                  Director
American General Retirement Services
125 Maiden Lane
New York, NY 10038

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Separate Account VL-R. Steven A. Glover, Esquire, Senior Counsel of American General Life Companies, has opined as to the validity of the Policies.

INDEPENDENT AUDITORS

     The financial statements of AGL and Separate Account VL-R included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere in this prospectus. Such financial statements have been included in this prospectus in reliance upon the reports of Ernst & Young LLP given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Platinum Investor Policies.

     The Franklin Life Insurance Company ("FL") is also a party to the general services agreement. FL is affiliated with AGL and is located at #1 Franklin Square, Springfield, Illinois 62713-0001. FL provides most of the employees who service our Policies at the Springfield Service Center. The Policy owners who receive services thorough the Springfield Service Center purchase their Policies with the assistance of an AGL representative who is associated with FFSC. Pursuant to the general services agreement, the Springfield Service Center processes applications and issues Policies, accepts premiums, and provides most of the customer services and administrative services. AGL reimburses FL for the cost of these services, and FL does not make a profit.

     We have entered into administrative services agreements with the advisers or administrators for the Mutual Funds. We receive fees for the administrative services we perform. These fees do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?"

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies, both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our Policy owners, we will see to it that appropriate action is taken to do so. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

YEAR 2000 CONSIDERATIONS

     As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.

Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                              FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under Platinum Investor Policies. They should not be considered as bearing upon the investment experience of the separate account.

                                                                PAGE TO
                                                              SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                 PROSPECTUS
---------------------------------------------                 ----------
Report of Ernst & Young LLP, Independent Auditors............   VL-R-1
Statement of Net Assets as of December 31, 1999 and 1998        VL-R-2
Statement of Operations for the twelve months
  ended December 31, 1999 and 1998...........................   VL-R-2
Statement of Changes in Net Assets for the twelve months
  ended December 31, 1999 and 1998...........................   VL-R-3
Notes to Financial Statements................................   VL-R-4

CONSOLIDATED FINANCIAL STATEMENTS OF                           PAGE TO SEE IN
AMERICAN GENERAL LIFE INSURANCE COMPANY                       THIS PROSPECTUS
----------------------------------------                      ---------------

Report of Ernst & Young, LLP Independent Auditors...............   F-1
Consolidated Balance Sheets as of December 31, 1999 and 1998....   F-2
Consolidated Income Statements for the years ended
   December 31, 1999, 1998 and 1997.............................   F-4
Consolidated Statements of Comprehensive Income
   for the years ended December 31, 1999, 1998 and 1997.........   F-5
Consolidated Statements of Shareholders' Equity for the years
   ended December 31, 1999, 1998 and 1997.......................   F-6
Consolidated Statements of Cash Flows for the years
   ended December 31, 1999, 1998 and 1997.......................   F-7
Notes to Consolidated Financial Statements......................   F-8

[ERNST & YOUNG LETTERHEAD]


                         Report of Independent Auditors

Board of Directors
American General Life Insurance Company
 and
Policy Owners
American General Life Insurance Company
 Platinum Investor Divisions
 of Separate Account VL-R

We have audited the accompanying statement of net assets of the Platinum Investor Divisions of American General Life Insurance Company (the "Company") Separate Account VL-R as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Platinum Investor Divisions of American General Life Insurance Company Separate Account VL-R at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
February 7, 2000
                                     VL-R-1

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          PLATINUM INVESTOR DIVISIONS

                             SEPARATE ACCOUNT VL-R


                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999



ASSETS:
  Investment securities - at market (cost $48,514,863)...   $ 53,122,940
  Due from American General Life Insurance Company.......          4,155
                                                             -----------

     NET ASSETS FOR VARIABLE LIFE INSURANCE POLICIES.....   $ 53,127,095
                                                             ===========




                            STATEMENT OF OPERATIONS
                          Year Ended December 31, 1999


INVESTMENT INCOME:
  Dividends from mutual funds...........................    $   548,707

EXPENSES:
  Expense and mortality fees............................       (150,974)
                                                             ----------
     NET INVESTMENT INCOME..............................        397,733
                                                             ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments......................        319,326
  Capital gain distributions from mutual funds..........        968,029
  Net unrealized gain on investments....................      4,188,998
                                                             ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....      5,476,353
                                                             ----------

     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $ 5,874,086
                                                             ==========




SEE ACCOMPANYING NOTES.

                                     VL-R-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          PLATINUM INVESTOR DIVISIONS

                             SEPARATE ACCOUNT VL-R


                       STATEMENT OF CHANGES IN NET ASSETS



                                                                        YEAR ENDED     PERIOD ENDED
                                                                       DECEMBER 31,    DECEMBER 31,
                                                                           1999            1998
OPERATIONS:
  Net investment income (expense)...................................    $   397,733      $  (41,460)
  Net realized gain (loss) on investments...........................        319,326         (23,757)
  Capital gain distributions from mutual funds......................        968,029         159,961
  Net unrealized gain on investments................................      4,188,998         419,080
                                                                        -----------      ----------
     Increase in net assets resulting from operations...............      5,874,086         513,824
                                                                        -----------      ----------

PRINCIPAL TRANSACTIONS:
  Net premiums......................................................     39,086,929       8,694,541
  Purchase payments from internal rollover transactions.............      6,371,853       1,099,589
  Cost of insurance and administrative expenses.....................     (4,836,352)       (676,871)
  Policy loans......................................................     (2,686,333)              0
  Payments to contract owners:
     Terminations and withdrawals...................................       (290,342)        (23,829)
                                                                        -----------      ----------
     Increase in net assets resulting from principal transactions...     37,645,755       9,093,430
                                                                        -----------      ----------
  TOTAL INCREASE IN NET ASSETS......................................     43,519,841       9,607,254

NET ASSETS:
  Beginning of period...............................................      9,607,254               0
                                                                        -----------      ----------
  End of period.....................................................    $53,127,095      $9,607,254
                                                                        ===========      ==========




SEE ACCOMPANYING NOTES.

                                     VL-R-3

                         NOTES TO FINANCIAL STATEMENTS
                          PLATINUM INVESTOR DIVISIONS
                             SEPARATE ACCOUNT VL-R

Note A - Organization

  The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their
first deposits in May 1998.   The Separate Account was established by resolution
of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of nineteen investment divisions at December 31, 1999.

  The seventeen Divisions, funded by series of independently managed mutual fund portfolios ("Funds") which are available through Platinum Investor I and Platinum Investor II Variable Life Insurance Policies offered by the Company, are as follows:

AIM Variable Insurance Funds, Inc.:        MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
  AIM V.I. International Equity Fund       ("MSDWUF"):
  AIM V.I. Value Fund                         Equity Growth Portfolio
                                              High Yield Portfolio
AMERICAN GENERAL SERIES PORTFOLIO COMPANY
(A RELATED PARTY):                         PUTNAM VARIABLE TRUST:
  International Equities Fund                 Putnam VT Diversified Income Fund
  MidCap Index Fund                           Putnam VT Growth and Income Fund
  Money Market Fund                           Putnam VT International Growth and Income Fund
  Stock Index Fund
                                           SAFECO RESOURCE SERIES TRUST:
DREYFUS VARIABLE INVESTMENT FUND:             Equity Portfolio
  Quality Bond Portfolio                      Growth Portfolio
  Small Cap Portfolio
                                           VAN KAMPEN LIFE INVESTMENT TRUST:
MFS VARIABLE INSURANCE TRUST:                 Strategic Stock Portfolio
  MFS Emerging Growth Series

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow.

  SECURITY VALUATION - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s).

                                     VL-R-4

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED


CHARGES AND EXPENSES -

DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.5%. Prior to allocation to the Separate Account, an additional 2.5% is deducted from each after-tax premium payment.

SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 1998, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and withdrawal charges.

  The monthly administrative charge deduction is $6 for each policy in force.
An additional monthly expense deduction for Platinum Investor II policies is charged during the first two policy years, and for the first two years on any increase in specified amount. The amount of this charge varies from $0.0999 per $1,000 of specified amount to $1.88 per $1,000 of specified amount (or increase in specified amount), depending upon the age and other characteristics of the insured person. For the year ended December 31, 1999, monthly administrative charges and expense deductions of $977,173 were collected.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the cost of insurance deduction. For the year ended December 31, 1999, cost of insurance charges of $3,859,179 were collected.

  Surrender charges are deducted for the Platinum Investor I policies if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $25 transaction fee per policy is charged for each partial surrender made. Total surrender charges collected for the year ended December 31, 1999 were $5,924.



NOTE C - FEDERAL INCOME TAXES


  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                     VL-R-5

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE D - INVESTMENTS

   Fund shares are purchased at net asset value with net policy transactions (net premium payments less surrenders and amounts payable to the Company for administrative, insurance and surrender charges) and reinvestment of distributions made by the funds or portfolios. The following is a summary of fund and portfolio shares owned as of December 31, 1999.

                                                                        Net      Value of                     Unrealized
                                                                       Asset     Shares at      Cost of     Appreciation/
                        Fund                              Shares       Value      Market      Shares Held   (Depreciation)

AIM VARIABLE INSURANCE FUNDS, INC.:
  AIM V.I. International Equity Fund................      74,944.664   $29.29   $ 2,195,129   $ 1,642,280      $  552,849
  AIM V.I. Value Fund...............................     216,450.034    33.50     7,251,076     6,344,915         906,161
                                                                                -----------   -----------      ----------
                                                                                  9,446,205     7,987,195       1,459,010
AMERICAN GENERAL SERIES PORTFOLIO COMPANY:
  International Equities Fund.......................      30,458.780    13.80       420,331       376,986          43,345
  MidCap Index Fund.................................      83,855.108    22.24     1,864,938     2,064,143        (199,205)
  Money Market Fund.................................   7,283,481.710     1.00     7,283,482     7,283,482               0
  Stock Index Fund..................................     251,215.477    44.44    11,164,016    10,167,936         996,080
                                                                                -----------   -----------      ----------
                                                                                 20,732,767    19,892,547         840,220
DREYFUS VARIABLE INVESTMENT FUND:
  Quality Bond Portfolio............................     211,437.150    10.89     2,302,550     2,363,048         (60,498)
  Small Cap Portfolio...............................      27,538.538    66.34     1,826,906     1,542,614         284,292
                                                                                -----------   -----------      ----------
                                                                                  4,129,456     3,905,662         223,794
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series........................     115,461.359    37.94     4,380,604     2,915,124       1,465,480
                                                                                -----------   -----------      ----------
                                                                                  4,380,604     2,915,124       1,465,480
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Equity Growth Portfolio...........................     142,901.903    20.31     2,902,338     2,376,046         526,292
  High Yield Portfolio..............................      95,495.451    10.24       977,873     1,003,951         (26,078)
                                                                                -----------   -----------      ----------
                                                                                  3,880,211     3,379,997         500,214
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund.................      83,251.862     9.91       825,026       829,885          (4,859)
  Putnam VT Growth and Income Fund..................      97,965.587    26.75     2,620,580     2,749,062        (128,482)
  Putnam VT International Growth and
     Income Fund....................................      68,345.970    15.22     1,040,226       949,406          90,820
                                                                                -----------   -----------      ----------
                                                                                  4,485,832     4,528,353         (42,521)
SAFECO RESOURCE SERIES TRUST:
  Equity Portfolio..................................      96,519.860    31.02     2,994,046     3,029,809         (35,763)
  Growth Portfolio..................................     117,217.380    22.50     2,637,391     2,423,625         213,766
                                                                                -----------   -----------      ----------
                                                                                  5,631,437     5,453,434         178,003
VAN KAMPEN LIFE INVESTMENT TRUST:
  Strategic Stock Portfolio.........................      37,206.165    11.73       436,428       452,551         (16,123)
                                                                                -----------   -----------      ----------
                                                                                    436,428       452,551         (16,123)

Total                                                                           $53,122,940   $48,514,863      $4,608,077
                                                                                ===========   ===========      ==========


   The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 1999 were $64,835,554 and $25,827,394, respectively. The cost of total investments owned at December 31, 1999 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1999 were $5,079,085 and $471,008, respectively.

                                     VL-R-6

NOTE E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1999

                                           AIM V.I.          AIM V.I.           AGSPC            AGSPC             AGSPC
                                        International         Value         International        MidCap            Money
                                         Equity Fund           Fund         Equities Fund      Index Fund       Market Fund

Outstanding at beginning of period...      30,713.853         50,026.584        4,436.692       20,868.560       342,364.576
Net premiums.........................      26,281.858         79,981.983        6,511.514       23,631.577     3,526,814.165
Transfers between funds..............      94,617.068        387,804.113       21,573.057      106,600.952    (2,831,055.718)
COI and administration charges.......      (6,213.121)       (23,602.280)      (1,704.197)      (5,725.508)     (127,220.507)
Policy loans.........................      (1,054.150)        (8,851.066)         (44.904)        (200.958)     (227,881.633)
Surrenders...........................           0.000         (1,431.173)           0.000          (75.503)            0.000
                                          -----------        -----------      -----------      -----------    --------------
Outstanding at end of period.........     144,345.508        483,928.161       30,772.162      145,099.120       683,020.883
                                          ===========        ===========      ===========      ===========    ==============

                                            AGSPC            Dreyfus           Dreyfus            MFS             MSDWUF
                                            Stock         Quality Bond        Small Cap        Emerging       Equity Growth
                                         Index Fund         Portfolio         Portfolio      Growth Series      Portfolio

Outstanding at beginning of period...     113,016.969         21,010.980       47,704.765       28,814.529        49,858.521
Net premiums.........................     154,767.505         32,591.377       36,492.578       40,779.820        36,430.256
Transfers between funds..............     613,720.337        192,290.748       96,803.114      156,202.346       123,020.879
COI and administration charges.......     (46,150.529)        (8,891.227)     (13,376.626)      (8,549.785)      (10,673.142)
Policy loans.........................      (4,185.319)        (6,200.774)      (4,365.187)      (6,656.161)         (456.380)
Surrenders...........................      (8,786.846)           (58.738)      (3,749.080)         (37.069)          (47.967)
                                          -----------        -----------      -----------      -----------    --------------
Outstanding at end of period.........     822,382.117        230,742.366      159,509.564      210,553.680       198,132.167
                                          ===========        ===========      ===========      ===========    ==============

                                           MSDWUF           Putnam VT         Putnam VT        Putnam VT
                                            High           Diversified       Growth and      Int'l Growth         SAFECO
                                            Yield            Income            Income         and Income          Equity
                                          Portfolio           Fund              Fund             Fund           Portfolio

Outstanding at beginning of period...      14,442.238         27,293.197       29,223.137       16,892.483        39,424.941
Net premiums.........................      27,417.644         22,313.263       43,462.179        9,712.196        42,619.416
Transfers between funds..............      55,765.867         43,561.001      200,042.675       68,031.752       188,150.221
COI and administration charges.......      (5,382.722)        (6,966.779)     (17,970.001)      (4,746.687)      (16,738.427)
Policy loans.........................         (56.523)          (130.380)      (3,870.359)         (51.391)       (4,693.079)
Surrenders...........................           0.000              0.000          (54.588)           0.000        (1,123.580)
                                          -----------        -----------      -----------      -----------    --------------
Outstanding at end of period.........      92,186.504         86,070.302      250,833.043       89,838.353       247,639.492
                                          ===========        ===========      ===========      ===========    ==============

                                           SAFECO        Van Kampen LIT
                                           Growth        Strategic Stock
                                          Portfolio         Portfolio

Outstanding at beginning of period...      87,429.519          5,939.258
Net premiums.........................      71,969.323          8,948.758
Transfers between funds..............     162,763.979         28,894.161
COI and administration charges.......     (26,490.215)        (2,261.617)
Policy loans.........................        (656.492)            30.965
Surrenders...........................      (1,720.974)           (99.462)
                                          -----------        -----------
Outstanding at end of period.........     293,295.140         41,452.063
                                          ===========        ===========

                                     VL-R-7

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE E - SUMMARY OF CHANGES IN UNITS - CONTINUED

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1998

                                           AIM V.I.          AIM V.I.           AGSPC            AGSPC            AGSPC
                                        International         Value         International        MidCap           Money
                                         Equity Fund           Fund         Equities Fund      Index Fund      Market Fund

Outstanding at beginning of period...           0.000              0.000            0.000            0.000            0.000
Net premiums.........................       3,926.271          5,028.181        1,251.880        2,203.174      887,232.172
Transfers between funds..............      27,288.385         47,610.818        3,442.353       19,353.676     (515,790.168)
COI and administration charges.......        (508.526)        (2,555.107)        (264.382)        (688.290)     (27,327.516)
Surrenders...........................           7.723            (57.308)           6.841            0.000       (1,749.912)
                                          -----------         ----------       ----------       ----------     ------------
Outstanding at end of period.........      30,713.853         50,026.584        4,436.692       20,868.560      342,364.576
                                          ===========         ==========       ==========       ==========     ============

                                            AGSPC            Dreyfus           Dreyfus            MFS            MSDWUF
                                            Stock         Quality Bond        Small Cap        Emerging       Equity Growth
                                         Index Fund         Portfolio         Portfolio      Growth Series      Portfolio

Outstanding at beginning of period...           0.000              0.000            0.000            0.000            0.000
Net premiums.........................       8,615.333          2,899.836        2,877.991        2,165.052        3,375.968
Transfers between funds..............     107,442.283         18,269.597       47,736.008       27,489.472       48,846.035
COI and administration charges.......      (3,054.075)          (158.453)      (2,885.870)        (789.766)      (2,332.117)
Surrenders...........................          13.428              0.000          (23.364)         (50.229)         (31.365)
                                          -----------         ----------       ----------       ----------     ------------
Outstanding at end of period.........     113,016.969         21,010.980       47,704.765       28,814.529       49,858.521
                                          ===========         ==========       ==========       ==========     ============

                                           MSDWUF           Putnam VT         Putnam VT        Putnam VT
                                            High           Diversified       Growth and      Int'l Growth        SAFECO
                                            Yield            Income            Income         and Income         Equity
                                          Portfolio           Fund              Fund             Fund           Portfolio

Outstanding at beginning of period...           0.000              0.000            0.000            0.000            0.000
Net premiums.........................       1,078.715          2,735.696        2,895.013        1,472.301        1,832.023
Transfers between funds..............      13,535.025         25,670.109       27,336.414       15,779.278       38,805.245
COI and administration charges.......        (172.575)        (1,113.705)        (915.004)        (368.239)      (1,228.964)
Surrenders...........................           1.073              1.097          (93.286)           9.143           16.637
                                          -----------         ----------       ----------       ----------     ------------
Outstanding at end of period.........      14,442.238         27,293.197       29,223.137       16,892.483       39,424.941
                                          ===========         ==========       ==========       ==========     ============

                                           SAFECO        Van Kampen LIT
                                           Growth        Strategic Stock
                                          Portfolio         Portfolio

Outstanding at beginning of period...           0.000              0.000
Net premiums.........................      11,571.367          1,026.844
Transfers between funds..............      78,917.682          5,152.249
COI and administration charges.......      (3,046.234)          (190.338)
Surrenders...........................         (13.296)           (49.497)
                                          -----------         ----------
Outstanding at end of period.........      87,429.519          5,939.258
                                          ===========         ==========

                                     VL-R-8

NOTES F - NET ASSETS REPRESENTED BY:

                                                                 DECEMBER 31, 1999

UNITS OUTSTANDING:                                        UNITS      UNIT VALUE     AMOUNT

AIM VARIABLE INSURANCE FUNDS, INC.:
  AIM V.I. International Equity Fund................   144,345.508   $15.208402   $ 2,195,265
  AIM V.I. Value Fund...............................   483,928.161    14.984710     7,251,523
                                                                                  -----------
                                                                                    9,446,788
                                                                                  -----------
AMERICAN GENERAL SERIES PORTFOLIO COMPANY:
  International Equities Fund.......................    30,772.162    13.663545       420,457
  MidCap Index Fund.................................   145,099.120    12.853645     1,865,052
  Money Market Fund.................................   683,020.883    10.664287     7,283,931
  Stock Index Fund..................................   822,382.117    13.576054    11,164,704
                                                                                  -----------
                                                                                   20,734,144
                                                                                  -----------
DREYFUS VARIABLE INVESTMENT FUND:
  Quality Bond Portfolio............................   230,742.366     9.979496     2,302,693
  Small Cap Portfolio...............................   159,509.564    11.453979     1,827,019
                                                                                  -----------
                                                                                    4,129,712
                                                                                  -----------
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series........................   210,553.680    20.806447     4,380,874
                                                                                  -----------
                                                                                    4,380,874
                                                                                  -----------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Equity Growth Portfolio...........................   198,132.167    14.649396     2,902,516
  High Yield Portfolio..............................    92,186.504    10.608209       977,934
                                                                                  -----------
                                                                                    3,880,450
                                                                                  -----------
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund.................    86,070.302     9.587642       825,211
  Putnam VT Growth and Income Fund..................   250,833.043    10.448149     2,620,741
  Putnam VT International Growth and Income Fund....    89,838.353    11.584388     1,040,723
                                                                                  -----------
                                                                                    4,486,675
                                                                                  -----------
SAFECO RESOURCE SERIES TRUST:
  Equity Portfolio..................................   247,639.492    12.091087     2,994,231
  Growth Portfolio..................................   293,295.140     8.992831     2,637,553
                                                                                  -----------
                                                                                    5,631,784
                                                                                  -----------

VAN KAMPEN LIFE INVESTMENT TRUST:
  Strategic Stock Portfolio.........................    41,452.063    10.534296       436,668
                                                                                  -----------

VALUE OF UNITS OUTSTANDING AT DECEMBER 31, 1999                                   $53,127,095
                                                                                  ===========

                                     VL-R-9

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTES F - NET ASSETS REPRESENTED BY: - CONTINUED


                                                                 DECEMBER 31, 1998

UNITS OUTSTANDING:                                        UNITS      UNIT VALUE     AMOUNT

AIM VARIABLE INSURANCE FUNDS, INC.:
  AIM V.I. International Equity Fund................    30,713.853   $ 9.883756   $  303,568
  AIM V.I. Value Fund...............................    50,026.584    11.623823      581,500
                                                                                  ----------
                                                                                     885,068
                                                                                  ----------
AMERICAN GENERAL SERIES PORTFOLIO COMPANY:
  International Equities Fund.......................     4,436.692    10.657122       47,282
  MidCap Index Fund.................................    20,868.560    11.270655      235,202
  Money Market Fund.................................   342,364.576    10.258008    3,511,979
  Stock Index Fund..................................   113,016.969    11.345869    1,282,276
                                                                                  ----------
                                                                                   5,076,739
                                                                                  ----------
DREYFUS VARIABLE INVESTMENT FUND:
  Quality Bond Portfolio............................    21,010.980    10.037989      210,908
  Small Cap Portfolio...............................    47,704.765     9.371844      447,082
                                                                                  ----------
                                                                                     657,990
                                                                                  ----------
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series........................    28,814.529    11.863805      341,850
                                                                                  ----------

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Equity Growth Portfolio...........................    49,858.521    10.585368      527,771
  High Yield Portfolio..............................    14,442.238     9.980132      144,136
                                                                                  ----------
                                                                                     671,907
                                                                                  ----------
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund.................    27,293.197     9.494863      259,145
  Putnam VT Growth and Income Fund..................    29,223.137    10.376073      303,221
  Putnam VT International Growth and Income Fund....    16,892.483     9.387222      158,574
                                                                                  ----------
                                                                                     720,940
                                                                                  ----------
SAFECO RESOURCE SERIES TRUST:
  Equity Portfolio..................................    39,424.941    11.146147      439,436
  Growth Portfolio..................................    87,429.519     8.578159      749,984
                                                                                  ----------
                                                                                   1,189,420
                                                                                  ----------

VAN KAMPEN LIFE INVESTMENT TRUST:
  Strategic Stock Portfolio.........................     5,939.258    10.664649       63,340
                                                                                  ----------

VALUE OF UNITS OUTSTANDING AT DECEMBER 31, 1998                                   $9,607,254
                                                                                  ==========

                                    VL-R-10

NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)

  Internal Systems. The Company's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including the Company, executed a plan to minimize the risk of a significant negative impact on its operations.

  While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities have been completed, making the Company's critical systems Year 2000 ready.

  The Company continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, the Company implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel and establishing Y2K Command Centers. In addition, AGC established Y2K Command Centers in Houston and each of its locations across the country. Each Command Center monitored all major business processing activities during the century transition and reported progress to the Houston Command Center which coordinated the company's nationwide Year 2000 effort. The Command Centers continued to operate 24 hours a day until January 7, 2000.

  On January 1, 2000, AGC announced that its Y2K Command Centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 7, 2000, the Company has experienced no interruptions to normal business operations,
including the processing of customer account data and transactions.   The
Company will continue to monitor our technology systems and maintain quality customer service throughout the transition period.

  Third Party Relationships. The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) the Company and include organizations with which the Company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over such parties' Year 2000 readiness.

  The Company developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, the Company has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in The Company's contingency plans.

  Contingency Plans. The Company's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

                                    VL-R-11

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)- CONTINUED

  Risks and Uncertainties. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC Y2K Command Centers described above, the Company believes that it will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on our future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to the Company's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing its plans, the Year 2000 issues could have a material adverse impact on the Company's operations following the turn of the century.

  Costs. Through December 31, 1999, the Company has incurred, and anticipates that the Company will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Separate Account.

                                    VL-R-12

[LETTERHEAD OF ERNST & YOUNG]

                        Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP
                                                  ------------------------------
                                                     Ernst & Young LLP

March 1,2000

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $27,725,167 in 1999 and         $27,029,409     $28,906,261
  $27,425,605 in 1998)

 Equity securities, at fair value (cost -
  $198,640 in 1999 and $193,368 in 1998)                237,065         211,684

 Mortgage loans on real estate                        1,918,956       1,557,268
 Policy loans                                         1,234,729       1,170,686
 Investment real estate                                 125,563         119,520
 Other long-term investments                            129,155          86,194
 Short-term investments                                 123,779         222,949
                                                    ----------------------------
Total investments                                    30,798,656      32,274,562

Cash                                                     45,983         117,675
Investment in Parent Company (cost - $8,597 in
 1999 and 1998)                                          53,083          54,570

Indebtedness from affiliates                             75,195         161,096
Accrued investment income                               482,652         459,961
Accounts receivable                                     186,592         196,596
Deferred policy acquisition costs                     1,956,653       1,087,718
Property and equipment                                   78,908          66,197
Other assets                                            250,299         206,318
Assets held in separate accounts                     23,232,419      15,616,020
                                                    ----------------------------
Total assets                                        $57,160,440     $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                             $29,901,842      $29,353,022
 Other policy claims and benefits payable                53,326           54,278
 Other policyholders' funds                             371,632          398,587
 Federal income taxes                                   375,332          677,315
 Indebtedness to affiliates                               7,086           18,173
 Other liabilities                                      372,416          554,783
 Liabilities related to separate accounts            23,232,419       15,616,020
                                                    ----------------------------
Total liabilities                                    54,314,053       46,672,178

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                     6,000            6,000

 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                       850              850
 Additional paid-in capital                           1,371,687        1,368,089
 Accumulated other comprehensive (loss) income         (356,865)         679,107
 Retained earnings                                    1,824,715        1,514,489
                                                    ----------------------------
Total shareholder's equity                            2,846,387        3,568,535


                                                    ----------------------------
Total liabilities and shareholder's equity          $57,160,440      $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                     -------------------------------------------
                                                     (In Thousands)

Revenues:
 Premiums and other considerations      $  540,029   $  470,238     $  428,721
 Net investment income                   2,348,196    2,316,933      2,198,623
 Net realized investment gains               5,351      (33,785)        29,865
  (losses)
 Other                                      82,581       69,602         53,370
                                     -----------------------------------------
Total revenues                           2,976,157    2,822,988      2,710,579

Benefits and expenses:
 Benefits                                1,719,375    1,788,417      1,757,504
 Operating costs and expenses              495,606      467,067        379,012
 Interest expense                               74           15            782
 Litigation settlement                           -       97,096              -
                                     -----------------------------------------
Total benefits and expenses              2,215,055    2,352,595      2,137,298
                                     -----------------------------------------
Income before income tax expense           761,102      470,393        573,281

Income tax expense                         263,196      153,719        198,724
                                     ------------------------------------------
Net income                              $  497,906   $  316,674     $  374,557
                                     ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                      ----------------------------------------
                                                     (In Thousands)

Net income                            $   497,906  $  316,674     $ 374,557
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  ($1,581,500) $341,000; $318,700)     (1,027,977)    222,245       207,124
 Less: gains (losses) realized in           7,995     (29,336)       (1,251)
  net income
                                      ----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  ($1,593,800) $387,000; $320,600)     (1,035,972)    251,581       208,375
                                      ----------------------------------------
Comprehensive (loss) income           $  (538,066) $  568,255     $ 582,932
                                      ========================================



See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                               YEAR ENDED DECEMBER 31
                                          1999         1998            1997
                                     -------------------------------------------
                                                   (In Thousands)

Common stock:
 Balance at beginning of year          $     6,000    $    6,000      $   6,000
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                       6,000         6,000          6,000

Preferred stock:
 Balance at beginning of year                  850           850            850
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                         850           850            850

Additional paid-in capital:
 Balance at beginning of year            1,368,089     1,184,743        933,342
 Capital contribution from Parent
  Company                                        -       182,284        250,000
 Other changes during year                   3,598         1,062          1,401
                                     -------------------------------------------
Balance at end of year                   1,371,687     1,368,089      1,184,743

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year            679,107       427,526        219,151
   Change in unrealized gains
    (losses) on securities              (1,035,972)      251,581        208,375
                                     ------------------------------------------
Balance at end of year                    (356,865)      679,107        427,526

Retained earnings:
 Balance at beginning of year            1,514,489     1,442,495      1,469,618
 Net income                                497,906       316,674        374,557
 Dividends paid                           (187,680)     (244,680)      (401,680)
                                     ------------------------------------------
Balance at end of year                   1,824,715     1,514,489      1,442,495
                                     -------------------------------------------
Total shareholder's equity              $2,846,387    $3,568,535     $3,061,614
                                     ===========================================


See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                       YEAR ENDED DECEMBER 31
                                                         1999                   1998                   1997
                                              --------------------------------------------------------------------
                                                                          (In Thousands)
OPERATING ACTIVITIES
Net income                                              $    497,906           $    316,674           $    374,557
Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
   Change in accounts receivable                              10,004                 11,613                (37,752)
   Change in future policy benefits and other
    policy claims                                         (2,422,221)              (866,428)            (1,143,736)

   Amortization of policy acquisition costs                  101,066                125,062                115,467
   Policy acquisition costs deferred                        (307,854)              (244,196)              (219,339)
   Change in other policyholders' funds                      (26,955)                   273                 21,639
   Provision for deferred income tax expense                  85,257                 15,872                 13,264
   Depreciation                                               24,066                 19,418                 16,893
   Amortization                                              (30,894)               (26,775)               (28,276)
   Change in indebtedness to/from affiliates                  74,814                (51,116)                (8,695)
   Change in amounts payable to brokers                      (43,321)                  (894)                31,769
   Net loss (gain) on sale of investments                     45,379                 37,016                (29,865)
   Other, net                                               (170,413)                57,307                 30,409
                                              --------------------------------------------------------------------
Net cash used in operating activities                     (2,163,166)              (606,174)              (863,665)

INVESTING ACTIVITIES
Purchases of investments and loans made                  (44,508,908)           (28,231,615)           (29,638,861)
Sales or maturities of investments and
 receipts from repayment of loans                         43,879,377             26,656,897             28,300,238

Sales and purchases of property, equipment,
 and software, net                                           (87,656)              (105,907)                (9,230)
                                              --------------------------------------------------------------------
Net cash used in investing activities                       (717,187)            (1,680,625)            (1,347,853)

FINANCING ACTIVITIES
Policyholder account deposits                              5,747,658              4,688,831              4,187,191
Policyholder account withdrawals                          (2,754,915)            (2,322,307)            (1,759,660)
Dividends paid                                              (187,680)              (244,680)              (401,680)
Capital contribution from Parent                                   -                182,284                250,000
Other                                                          3,598                  1,062                  1,401
                                              --------------------------------------------------------------------
Net cash provided by financing activities                  2,808,661              2,305,190              2,277,252
                                              --------------------------------------------------------------------
(Decrease) increase in cash                                  (71,692)                18,391                 65,734
Cash at beginning of year                                    117,675                 99,284                 33,550
                                              --------------------------------------------------------------------
Cash at end of year                                     $     45,983           $    117,675           $     99,284
                                              ====================================================================

Interest paid amounted to approximately $2,026,000, $420,000, and $1,004,000, in 1999, 1998, and 1997, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 1999

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1999.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                       1999               1998               1997
                                              --------------------------------------------------------
Net income:
 Statutory net income (1999 balance is
  unaudited)                                          $  350,294         $  259,903         $  327,813
 Deferred policy acquisition costs and cost
  of insurance purchased                                 200,285            116,597            103,872
 Deferred income taxes                                   (86,456)           (53,358)           (13,264)
 Adjustments to policy reserves                           23,110             52,445            (30,162)
 Goodwill amortization                                    (2,437)            (2,033)            (2,067)
 Net realized gain on investments                          2,246             41,488             20,139
 Litigation settlement                                         -            (63,112)                 -
 Other, net                                               10,864            (35,256)           (31,774)
                                              --------------------------------------------------------
GAAP net income                                       $  497,906         $  316,674         $  374,557
                                              ========================================================
Shareholders' equity:
 Statutory capital and surplus (1999 balance
  is unaudited)                                       $1,753,570         $1,670,412         $1,636,327

 Deferred policy acquisition costs and cost
  of insurance purchased                               1,975,667          1,109,831            835,031
 Deferred income taxes                                  (350,258)          (698,350)          (535,703)
 Adjustments to policy reserves                         (202,150)          (274,532)          (319,680)
 Acquisition-related goodwill                             52,317             54,754             51,424
 Asset valuation reserve ("AVR")                         351,904            310,564            255,975
 Interest maintenance reserve ("IMR")                     53,226             27,323              9,596
 Investment valuation differences                       (683,500)         1,487,658          1,272,339
 Surplus from separate accounts                         (180,362)          (174,447)          (150,928)
 Other, net                                               75,973             55,322              7,233
                                              --------------------------------------------------------
Total GAAP shareholders' equity                       $2,846,387         $3,568,535         $3,061,614
                                              ========================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)


The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 1999 and 1998, insurance investment contracts of $25.9 million and $24.1 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1999 and 1998. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

During 1999, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized and realized gains (losses) are included in net investment income. The Company held no trading securities at December 31, 1999, and trading securities did not have a material effect on net investment income in 1999.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest and any amortization of premium or discount on delinquent mortgage loans is recorded as income only when actual interest payments are received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 1999, CIP of $19.0 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed by management for indicators of impairment in value. If facts and circumstances suggest that goodwill is impaired, other than temporarily, the Company assesses the fair value of the underlying assets and reduces goodwill accordingly.

1.9 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1999.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $28 million, $63 million, and $25 million, during 1999, 1998, and 1997, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% and 2% of life insurance in force at December 31, 1999 and 1998, respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.6 million in 1999.

1.12 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

In 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. The Company will adopt SFAS 133 on January 1, 2001. The Company does not expect adoption to have a material impact on the Company's results of operations and financial position.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                            1999           1998           1997
                                     -------------------------------------------
                                                      (In Thousands)

Investment income:
 Fixed maturities                         $2,118,794    $2,101,730    $1,966,528
 Equity securities                            17,227         1,813         1,067
 Mortgage loans on real estate               134,878       148,447       157,035
 Investment real estate                       20,553        23,139        22,157
 Policy loans                                 69,684        66,573        62,939
 Other long-term investments                   7,539         3,837         3,135
 Short-term investments                       24,874        15,492         8,626
 Investment income from affiliates             8,695        10,536        11,094
                                     -------------------------------------------

Gross investment income                    2,402,244     2,371,567     2,232,581
Investment expenses                           54,048        54,634        33,958
                                     -------------------------------------------
Net investment income                     $2,348,196    $2,316,933    $2,198,623
                                     ===========================================

The carrying value of investments that produced no investment income during 1999 was less than 0.2% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                            1999            1998            1997
                                     -------------------------------------------
                                                       (In Thousands)

Fixed maturities:
 Gross gains                             $ 118,427      $ 20,109       $ 42,966
 Gross losses                             (102,299)      (62,657)       (34,456)
                                     -------------------------------------------
Total fixed maturities                      16,128       (42,548)         8,510
Equity securities                              793           645          1,971
Other investments                          (11,570)        8,118         19,384
                                     -------------------------------------------
Net realized investment gains
 (losses)                                    5,351       (33,785)        29,865
before tax
Income tax expense (benefit)                 1,874       (11,826)        10,452
Net realized investment gains
 (losses)                                $   3,477      $(21,959)      $ 19,413
after tax
                                     ===========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES


All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1999 and 1998 were as follows:

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                              --------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1999
Fixed maturity securities:
Corporate securities:
   Investment-grade            $19,455,518    $134,003   $(704,194)  $18,885,326
   Below investment-grade        1,368,494      11,863    (114,260)    1,266,098
 Mortgage-backed securities*     6,195,003      45,022     (74,746)    6,165,279
 U.S. government obligations       276,621      15,217      (2,376)      289,462
 Foreign governments               245,782       5,774      (1,767)      249,789
 State and political               154,034         499     (10,836)      143,697
  subdivisions
 Redeemable preferred stocks        29,715          43           -        29,758
                               -------------------------------------------------
Total fixed maturity           $27,725,167    $212,421   $(908,179)  $27,029,409
 securities
                              ==================================================
Equity securities              $   198,640    $ 39,381   $    (956)  $   237,065
                              ==================================================
Investment in Parent Company   $     8,597    $ 44,486   $       -   $    53,083
                              ==================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                               -------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
Corporate securities:
   Investment-grade            $18,800,553    $1,129,504  $(26,353)  $19,903,703
   Below investment-grade        1,409,198        33,910   (45,789)    1,397,320
 Mortgage-backed securities*     6,359,242       294,331      (870)    6,652,703
 U.S. government obligations       417,822        69,321      (178)      486,965
 Foreign governments               331,699        24,625    (2,437)      353,887
 State and political                86,778         4,796      (187)       91,387
  subdivisions
 Redeemable preferred stocks        20,313             -       (17)       20,296
                               -------------------------------------------------
Total fixed maturity           $27,425,605    $1,556,487  $(75,831)  $28,906,261
 securities
                               =================================================
Equity securities              $   193,368    $   19,426  $ (1,110)  $   211,684
                               =================================================
Investment in Parent Company   $     8,597    $   45,973  $      -   $    54,570
                               =================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                          (In Thousands)
Gross unrealized gains                                 $ 296,288      $1,621,883
Gross unrealized losses                                 (909,135)       (76,941)
DPAC and other fair value adjustments                    200,353       (488,120)
Deferred federal income taxes                             55,631       (377,718)
Net unrealized (losses) gains on securities            $(356,863)     $  679,104
                                                 ===============================

The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:
                                       1999                            1998
                        --------------------------------------------------------
                          AMORTIZED      MARKET        AMORTIZED        MARKET
                             COST        VALUE           COST          VALUE
                        --------------------------------------------------------
                              (In thousands)                (In thousands)
Fixed maturity
 securities, excluding
 mortgage-backed
 securities:
   Due in one year or     $   810,124    $ 813,683     $ 531,496     $   536,264
    less
   Due after one year
    through five years      5,380,557     5,394,918     5,550,665      5,812,581

   Due after five years
    through ten years       8,350,207     8,080,065     9,229,980      9,747,761

   Due after ten years      6,988,799     6,575,461     5,754,220      6,156,950
Mortgage-backed             6,195,480     6,165,282     6,359,244      6,652,705
 securities
                        --------------------------------------------------------
Total fixed maturity      $27,725,167   $27,029,409    $27,425,605   $28,906,261
 securities
                        ========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $5.4 billion, and $14.8 billion during 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1999 and 1998:

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)

DECEMBER 31, 1999
Geographic distribution:
 South Atlantic                        $  470         24.6%            0.2%
 Pacific                                  363         18.9             7.8
 West South Central                       185          9.6             0.0
 East South Central                       144          7.5             0.0
 East North Central                       256         13.3             0.0
 Mid-Atlantic                             323         16.8             0.9
 Mountain                                 107          5.6            13.8
 West North Central                        43          2.2             0.0
 New England                               44          2.3             0.0
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

Property type:
 Retail                                $  628         32.6%            2.5%
 Office                                   746         38.9             4.2
 Industrial                               302         15.7             0.0
 Apartments                               189          9.9             0.0
 Hotel/motel                               46          2.4             0.0
 Other                                     24          1.3             0.2
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)
DECEMBER 31, 1998
Geographic distribution:
 South Atlantic                        $  429            27.6%         0.2%
 Pacific                                  320            20.6         10.4
 Mid-Atlantic                             326            20.9          4.1
 East North Central                       178            11.4          -
 Mountain                                  95             6.1          -
 West South Central                       118             7.5          -
 East South Central                        46             3.0          -
 West North Central                        33             2.1          -
 New England                               25             1.6          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557          100.00%         3.1%
                                  ===============================

Property type:
 Office                                $  593            38.1%         7.0%
 Retail                                   423            27.1          0.2
 Industrial                               292            18.8          -
 Apartments                               178            11.4          2.9
 Hotel/motel                               38             2.4          -
 Other                                     46             3.0          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557             100%         3.1%
                                  ===============================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

2.   INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                           DECEMBER 31, 1999                              DECEMBER 31, 1998
                                -----------------------------------------------------------------------------------------
                                                           CARRYING                                       CARRYING
                                  COST       FAIR VALUE     AMOUNT           COST         FAIR VALUE       AMOUNT
                                -----------------------------------------------------------------------------------------
                                             (In Thousands)                                 (In Thousands)
Fixed maturities:
 Bonds:
   United States
    government and
    government agencies        $   276,621   $    289,462   $      289,462     $    417,822   $   486,965       $    486,965
    and authorities
   States, municipalities,
    and political                  154,034        143,697          143,697           86,778        91,387             91,387
    subdivisions
   Foreign governments              245,782       249,789          249,789          331,699       353,887            353,887
   Public utilities               1,468,758     1,465,129        1,465,129        1,777,172     1,895,326          1,895,326
   Mortgage-backed                6,195,003     6,165,279        6,165,279        6,359,242     6,652,703          6,652,703
    securities
   All other corporate           19,355,254    18,686,295       18,686,295       18,432,579    19,405,697         19,405,697
    bonds**
 Redeemable preferred                29,715        29,758           29,758           20,313        20,296             20,296
  stocks
                               ---------------------------------------------------------------------------------------------
Total fixed maturities           27,725,167    27,029,409       27,029,409       27,425,605    28,906,261         28,906,261
Equity securities:
 Common stocks:
   Banks, trust, and
    insurance companies                   -             -                -                -             -                  -

   Industrial,
    miscellaneous, and              180,849       219,089          219,089          176,321       211,684            211,684
    other

   Nonredeemable preferred
    stocks                           17,791        17,976           17,976           17,047             -                  -
                               ---------------------------------------------------------------------------------------------

Total equity securities             198,640       237,065          237,065          193,368       211,684            211,684
Mortgage loans on real            1,918,956     1,829,212        1,918,956        1,557,268     1,607,599          1,557,268
 estate*
Investment real estate              125,563       XXXXXXX          125,563          119,520       xxxxxxx            119,520
Policy loans                      1,234,729     1,205,056        1,234,729        1,170,686     1,252,409          1,170,686
Other long-term investments         129,155       XXXXXXX          129,155           86,194       xxxxxxx             86,194
Short-term investments              123,779       XXXXXXX          123,779          222,949       xxxxxxx            222,949
                               ---------------------------------------------------------------------------------------------
Total investments               $31,455,989  $    XXXXXXX   $   30,798,656     $ 30,775,590   $   xxxxxxx       $ 32,274,562
                                ============================================================================================

 * Amount is net of allowance for losses of $16 million and $13 million at December 31, 1999 and 1998, respectively.

** Includes derivative financial instruments with negative fair values of $4.7 million and $1.0 million and positive fair values of $2.3 million and $24.3 million at December 31, 1999 and 1998, respectively.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                         1999            1998            1997
                                       --------------------------------------
                                                    (In Thousands)
Balance at January 1                   $1,087,718   $  835,031     $1,042,783
 Capitalization                           307,854      244,196        219,339
 Amortization                            (101,066)    (125,062)      (115,467)
 Effect of realized and unrealized
  gains (losses) on securities            662,147      133,553       (311,624)
                                       --------------------------------------
Balance at December 31                 $1,956,653   $1,087,718      $  835,031
                                       =======================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                            DECEMBER 31
                                                        1999           1998
                                                 ------------------------------
                                                          (In Thousands)

Goodwill                                                $ 52,317       $ 54,754
American General Corporation CBO (Collateralized
 Bond Obligation) 98-1 Ltd.                                    -          9,740

Cost of insurance purchased ("CIP")                       19,014         22,113
Computer software                                        117,571         78,775
Other                                                     61,397         40,936
                                                 ------------------------------
Total other assets                                      $250,299       $206,318
                                                 ==============================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 1999, was as follows:

                                                                     1999
                                                                 ------------

                                                                      (In
                                                                  Thousands)

Balance at January 1                                               $  22,113
Acquisition of business                                                    -
Accretion of interest at 5.02%                                           926
Amortization                                                          (4,025)
                                                                   ---------
Balance at December 31                                             $  19,014
                                                                   =========

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

Current tax (receivable) payable                        $ 25,074      $ (21,035)
Deferred tax liabilities, applicable to:
 Net income                                              405,889        320,632
 Net unrealized investment gains                         (55,631)       377,718
                                                   -----------------------------
Total deferred tax liabilities                           350,258        698,350
                                                   -----------------------------
Total current and deferred tax liabilities              $375,332       $677,315
                                                   =============================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                       1999             1998
                                                     --------------------------
                                                           (In Thousands)

Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                     $ 601,678     $  307,025
 Basis differential of investments                             -        590,661
 Other                                                   171,763        150,189
                                                     ---------------------------

Total deferred tax liabilities                           773,441      1,047,875

Deferred tax assets applicable to:
 Policy reserves                                        (215,465)      (212,459)
 Basis differential of investments                      (158,421)             -
 Other                                                  (141,236)      (137,066)
                                                      --------------------------

Total deferred tax assets before valuation
allowance                                               (515,122)      (349,525)
Valuation allowance                                       91,939              -
                                                      --------------------------

Total deferred tax assets, net of valuation
allowance                                               (423,183)      (349,525)
                                                      --------------------------
Net deferred tax liabilities                           $ 350,258     $  698,350
                                                      ==========================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations, is distributed as dividends, or unless the income tax deferred status of such amount is modified by future tax legislation. Such income, accumulated in policyholders' surplus accounts, totaled $88.2 million at December 31, 1999. At current corporate rates, the maximum amount of tax on such income is approximately $30.9 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of income tax expense for the years were as follows:

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)

Current expense                             $176,725      $134,344     $185,460
Deferred expense (benefit):
 Deferred policy acquisition cost             65,377        33,230       27,644
 Policy reserves                             (22,654)        2,189      (27,496)
 Basis differential of investments            (4,729)       11,969        3,769
 Litigation settlement                        22,641       (33,983)           -
 Year 2000                                         -        (9,653)           -
 Internally developed software                18,654             -            -
 Other, net                                    7,182        15,623        9,347
                                           -------------------------------------
Total deferred expense                        86,471        19,375       13,264
                                           -------------------------------------
Income tax expense                          $263,196      $153,719     $198,724
                                           =====================================


5.2 TAX EXPENSE


A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                      $266,386      $164,638     $200,649
Tax-exempt investment income                 (16,423)      (11,278)      (9,493)
Goodwill                                         853           712          723
Other                                         12,380          (353)       6,845
                                           -------------------------------------
Income tax expense                          $263,196        $153,719   $198,724
                                           =====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $126 million, $159 million, and $168 million in 1999, 1998, and 1997, respectively.

5.4 TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                  DECEMBER 31, 1999             DECEMBER 31, 1998
                          ------------------------------------------------------------
                              PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                          ------------------------------------------------------------

                                                  (In Thousands)

American General
 Corporation, 9 3/8%,       $  4,725          $  3,410       $ 4,725        $  3,345
 due 2008
American General
 Corporation, Promissory
 notes, due 2004             12,232            12,232        14,679          14,679
American General
 Corporation, Restricted
 Subordinated Note,
 13 1/2%, due 2002           27,378            27,378        29,435          29,435
                           ------------------------------------------------------------
Total notes receivable
 from affiliates             44,335            43,020        48,839          47,459
Accounts receivable from
 affiliates                       -            32,175             -          113,637
                          ------------------------------------------------------------
Indebtedness from          $44,335           $75,195        $48,839        $161,096
 affiliates
                          ============================================================

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $55,318,000, $46,921,000, and $33,916,000 for such services in
1999, 1998, and 1997, respectively. Accounts payable for such services at December 31, 1999 and 1998 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $138,885,000, $66,550,000, and $6,455,000 for such services and rent in 1999, 1998, and 1997, respectively. Accounts receivable for rent and services at December 31, 1999 and 1998 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. American General Corporation follows the intrinsic value method of accounting for stock options as prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees. Therefore, the expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

                    American General Life Insurance Company

7. STOCK-BASED COMPENSATION (CONTINUED)

Under an alternative accounting method of accounting under Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:

                                            1999           1998           1997
                                     ---------------------------------------------
                                                      (In Thousands)
Net income as reported                      $497,906       $316,674       $374,557
Net income pro forma                        $495,331       $315,078       $373,328

The average fair values of the options granted during 1999, 1998, and 1997 were $17.06, $15.38, and $10.33, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                               1999            1998            1997
                                       -----------------------------------------------
Dividend yield                                   2.5%            2.5%            3.0%
Expected volatility                             24.4%           23.0%           22.0%
Risk-free interest rate                         4.95%           5.76%            6.4%
Expected life                                 6 years         6 years         6 years

8. BENEFIT PLANS

8.1 PENSION PLANS


The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 71% and 26%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $59 million.

The components of pension expense and underlying assumptions were as follows:

                                             1999            1998            1997
                                     -----------------------------------------------
                                                        (In Thousands)

Service cost                                $  3,575         $ 3,693         $ 1,891
Interest cost                                  7,440           6,289           2,929
Expected return on plan assets               (12,670)         (9,322)         (5,469)
Amortization                                    (820)           (557)            195
Pension (income) expense                    $ (2,475)        $   103         $  (454)
                                     ===============================================

Discount rate on benefit obligation             7.75%           7.00%           7.25%
Rate of increase in compensation levels         4.25%           4.25%           4.00%
Expected long-term rate of return on
 plan assets                                   10.35%          10.25%          10.00%


The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Projected benefit obligation (PBO)                      $100,600        $ 96,554
Plan assets at fair value                                145,863         120,898
                                                 -------------------------------
Plan assets at fair value in excess of PBO                45,263          24,344
Other unrecognized items, net                            (26,076)        (10,176)
                                                 -------------------------------
Prepaid pension expense                                 $ 19,187        $ 14,168
                                                 ===============================

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The change in PBO was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

PBO at January 1                                        $ 96,554         $43,393
Service and interest costs                                11,015           9,982
Benefits paid                                             (4,919)         (1,954)
Actuarial loss                                           (12,036)         17,089
Amendments, transfers, and acquisitions                    9,986          28,044
                                                 -------------------------------
PBO at December 31                                      $100,600         $96,554
                                                 ===============================

The change in the fair value of plan assets was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Fair value of plan assets at January 1                  $120,898        $ 80,102
Actual return on plan assets                              17,934          12,269
Benefits paid                                             (4,919)         (1,954)
Acquisitions and other                                    11,950          30,481
                                                 -------------------------------
Fair value of plan assets at December 31                $145,863        $120,898
                                                 ===============================

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS


The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 1999, 1998, and 1997 was $254,000, $60,000, and $601,000, respectively. The accrued liability for postretirement benefits was $18.8 million and $19.2 million at December 31, 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

9. DERIVATIVE FINANCIAL INSTRUMENTS

9.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk by utilizing interest rate and currency swap agreements, and options to enter into interest rate swap agreements (called swaptions). The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swap agreements are also used to convert a portion of floating -rate borrowings to a fixed rate and to hedge against the risk of rising interest rates on anticipated debt issuances.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security. The fair values of swap agreements hedging debt are not recognized in the consolidated balance sheet.

For swap agreements hedging anticipated investment purchases or debt issuances, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment or debt. If the underlying investment or debt is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
 Notional amount                                        $ 160           $ 369
 Average receive rate                                    6.73%           6.06%
 Average pay rate                                        6.55%           5.48%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                    $ 124           $ 124
   Average exchange rate                                 1.50            1.50
Currency swap agreements (receive U.S. dollars/pay
 Australian dollars):
   Notional amount (in U.S. dollars)                    $  23           $   -
   Average exchange rate                                 0.65               -

9.3 CALL SWAPTIONS


Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.3 CALL SWAPTIONS (CONTINUED)

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Billions)
Call swaptions:
 Notional amount                                        $3.78           $1.76
 Average strike rate                                     4.52%           3.97%

Put swaptions:
 Notional amount                                        $2.14           $1.05
 Average strike rate                                     8.60%           8.33%

9.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11. DIVIDENDS PAID

American General Life Insurance Company paid $187 million, $244 million, and $401 million, in dividends on common stock to AGC Life Insurance Company in 1999, 1998, and 1997, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 1999, 1998, and 1997.

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1999, approximately $2.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $1.9 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. The litigation liabilities were reduced by payments of $2.7 million, and the remaining balance of $94.4 million was included in other liabilities on the Company's balance sheet at December 31, 1998. All settlements were finalized in 1999.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings, including those filed by individuals who have excluded themselves from the market conduct settlement, and lawsuits relating to policies not covered by the market conduct settlements, arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1999 and 1998, the Company has accrued $8.6 million and $6.0 million, respectively, for guaranty fund assessments, net of $3.4 million and $3.7 million, respectively, of premium tax deductions. The Company has recorded receivables of $4.4 million and $6.2 million at December 31, 1999 and 1998, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $2.1 million, $3.6 million, and $2.1 million in 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

13. REINSURANCE

Reinsurance transactions for the years ended December 31, 1999, 1998, and 1997 were as follows:

                                                                                             PERCENTAGE
                                               CEDED TO        ASSUMED                        OF AMOUNT
                             GROSS              OTHER        FROM OTHER                       ASSUMED TO
                             AMOUNT            COMPANIES      COMPANIES      NET AMOUNT           NET
                            ---------------------------------------------------------------------------
                                               (In Thousands)
DECEMBER 31, 1999
Life insurance in force         $50,060,334     $17,056,734       $524,062     $33,527,662          1.56%
                            ==============================================================
Premiums:
 Life insurance and annuities   $   101,900     $    49,530       $    252     $    52,622          0.48%
 Accident and health insurance          977              84              -             893          0.00%
                            --------------------------------------------------------------
Total premiums                  $   102,877     $    49,614       $    252     $    53,515          0.47%
                            ===============================================================

DECEMBER 31, 1998
Life insurance in force         $46,057,031     $13,288,183       $629,791     $33,398,639          1.89%
                             =============================================================
Premiums:
 Life insurance and annuities   $    90,298     $    42,235       $    117     $    48,180          0.24%
 Accident and health insurance        1,134              87              -           1,047          0.00%
                              ------------------------------------------------------------
Total premiums                  $    91,432     $    42,322       $    117     $    49,227          0.24%
                              ============================================================
DECEMBER 31, 1997
Life insurance in force         $45,963,710     $10,926,255       $  4,997     $35,042,452          0.01%
                              ============================================================
Premiums:
 Life insurance and annuities   $   100,357     $    37,294       $     75     $    63,138          0.12%
 Accident and health insurance        1,208             172              -           1,036          0.00%
                              ------------------------------------------------------------
Total premiums                  $   101,565     $    37,466       $     75     $    64,174          0.12%
                              ============================================================

Reinsurance recoverable on paid losses was approximately $8.0 million, $7.7 million, and $2.3 million at December 31, 1999, 1998, and 1997, respectively. Reinsurance recoverable on unpaid losses was approximately $10.5 million, $2.5 million, and $3.2 million at December 31, 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED)

Currently, all of our major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third-party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the Company's results of operations, liquidity, or financial condition.

15. DIVISION OPERATIONS

15.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

15. DIVISION OPERATIONS

15.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                              REVENUES                 INCOME BEFORE TAXES                EARNINGS
                     ----------------------------------------------------------------------------------------
                      1999       1998      1997      1999      1998       1997     1999      1998       1997
                     ----------------------------------------------------------------------------------------

                                                       In Millions
Retirement Services    $2,088    $1,987     $1,859   $ 567    $ 469       $ 398    $ 374    $ 315       $ 261
Life Insurance            883       870        822     191      162         147      123      107          97
                      ---------------------------------------------------------------------------------------
Total divisions         2,971     2,857      2,681     758      631         545      497      422         358
Goodwill
 amortization               -         -          -      (2)      (2)         (2)      (2)      (2)         (2)
RG (L)                      5       (34)        30       5      (34)         30        3      (22)         19
Nonrecurring items          -         -          -       -    (125)(a)        -        -      (81)(a)       -
                     ----------------------------------------------------------------------------------------
Total consolidated     $2,976    $2,823     $2,711   $ 761    $ 470       $ 573    $ 498    $ 317       $ 375
                      =======================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                            ASSETS                    LIABILITIES
                                --------------------------------------------------------
                                                        December 31
                                --------------------------------------------------------
In millions                           1999          1998          1999          1998
                                --------------------------------------------------------

Retirement Services                    $47,323       $41,347       $45,359       $38,841
Life Insurance                           9,837         8,894         8,955         7,831
                                --------------------------------------------------------
Total consolidated                     $57,160       $50,241       $54,314       $46,672
                                ========================================================

                          INDEX OF WORDS AND PHRASES

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                               Page to see in
Defined Term                                   this Prospectus
-------------                                  ---------------

accumulation value                                      6
AGL                                                     1
amount at risk                                          8
automatic rebalancing                                   6
basis                                                  32
beneficiary                                            36
cash surrender value                                   18
close of business                                      39
Code                                                   30
cost of insurance rates                                38
daily charge                                            8
date of issue                                          39
death benefit                                           7
declared fixed interest account option                  1
division                                               30
dollar cost averaging                                   5
Five year no-lapse guarantee                           13
Fund                                                    2
full surrender                                         18
grace period                                           13
guarantee premiums                                     13
Home Office                                             1
investment option                                       1
lapse                                                  13
loan, loan interest                                    19
maturity, maturity date                                20
modified endowment contract                            31
monthly deduction day                                  39
monthly guarantee premiums                             13
Monthly insurance charge                                8
Mutual Fund                                             2

                                               Page to see in
Defined Term                                   this Prospectus
------------                                   ---------------

Option 1, 2                                            7
partial surrender                                     18
payment option                                        20
planned periodic premium                              12
Platinum Investor I and II                             1
Policy                                                 1
Policy loan                                           19
Policy month, year                                    39
preferred loan interest                               19
premiums                                               5
premium payments                                       5
prospectus                                             1
reinstate, reinstatement                              13
rider                                                 16
SEC                                                    2
separate account                                       1
Separate Account VL-R                                 30
seven-pay test                                        31
specified amount                                       7
Springfield Service Center                             1
surrender                                             18
surrender charge                                       9
target                                                41
telephone transactions                                23
transfers                                             15
valuation date, period                                39
you, your                                             22


   We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

   You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII,
Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 53 pages of text, plus 43 financial pages of American
  General Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:
     Independent Auditors

Independent Auditors

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

          (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

          (2)        Not applicable.

          (3)(a) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998.
                     (4)

          (3)(b)     Form of Selling Group Agreement. (6)

          (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

          (4)        Not applicable.

          (5)(a)(i) Specimen form of the "Platinum Investor I" Variable Universal Life Insurance Policy (Policy Form No. 97600).
                     (1)

          (5)(a)(ii) Specimen form of the "Platinum Investor II" Variable
                     Universal Life Insurance Policy (Policy Form No. 97610).
                     (1)

          (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

          (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

          (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

          (7)        Not applicable.

          (8)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

          (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company and American General Life Insurance Company. (10)

          (8)(b)(ii) Amendment One to Participation Agreement by and between The
                     Variable Annuity Life Insurance Company and American General Life Insurance Company dated as of July 21, 1998.
                     (8)

          (8)(c)(i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (8)(c)(ii) Amendment One to Participation Agreement by and among
                     American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

          (8)(d) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (8)(e)(i) Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley

                      Universal Funds, Inc., Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd LLP. (9)

          (8)(e)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd LLP. (11)

          (8)(e)(iii) Amended Number 2 to Participation Agreement Among Morgan
                      Stanley Dean Witter Universal Funds, Inc., Van Kampen Distributors, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

          (8)(f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

          (8)(g) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and Safeco Securities, Inc. (6)

          (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

          (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

          (8)(h)(iii) Form of Amendment Number 2 to Amended and Restated
                      Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Distributors, Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company, and American General Securities Incorporated. (6)

          (8)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

          (8)(j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

          (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

          (8)(l) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management Inc.
                     (8)

          (8)(m) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

          (8)(n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

          (8)(o)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

          (8)(o)(ii) Amendment to Administrative Services Agreement dated as of
                     August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

          (8)(p) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (14)

          (9)        Not applicable.

          (10)(a)    Single Insured Life Insurance Application - Part A. (13)

          (10)(b)    Single Insured Life Insurance Application - Part B. (13)

          (10)(c)    Medical Exam Form Life Insurance Application. (13)

          (10)(d) Specimen form of supplemental application for variable life insurance issued by AGL on Policy Form No. 97600 and Policy Form No. 97610. (1)

          (10)(e)    Service Request Form for Home Office. (6)

          (10)(f)    Service Request Form for Springfield Service Center. (12)

     Other Exhibits

          2(a) Opinion and Consent of Steven A. Glover, Senior Counsel of American General Life Companies. (6)

          2(b) Opinion and Consent of American General Life Insurance Company's actuary. (6)

          3       Not applicable.

          4       Not applicable.

          6       Consent of Independent Auditors. (Filed herewith)

          7       Powers of Attorney.  (Filed herewith on Signature Pages)

          27      Financial Data Schedule. (Not applicable)

/1/ Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on December 18, 1997.

/2/ Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on October 16, 1991.

/3/ Incorporated herein by reference to the filing of Post-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on April 30, 1992.

/4/ Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on January 15, 1999.

/5/ Incorporated by reference to the filing of Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R on August 19, 1998.

/6/ Incorporated by reference to the filing of Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on March 23, 1998.

/7/ Incorporated by reference to the filing of Pre-Effective Amendment No. 23 to the Form N-4 Registration Statement of American General Life Insurance Company's Separate Account A (File No. 33-44745) on April 24, 1998.

/8/ Incorporated by reference to the filing of the Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on March 18, 1999.

/9/ Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 Registration Statement (File No. 33-43390) filed on April 30, 1997.

/10/ Incorporated by reference to Pre-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 333-40637) of Separate Account D of American General Life Insurance Company on February 12, 1998.

/11/ Incorporated by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-80191) of Separate Account VL-R of American General Life Insurance Company on August 25, 1999.

/12/ Incorporated herein by reference to Post-Effective Amendment No. 2 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on April 21, 1999.

/13/ Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R on October 29, 1999.

/14/ Incorporated by reference to Post-Effective Amendment No. 18 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on April 12, 2000.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, and State of Texas, on the 26/th/ day of April, 2000.


                                     AMERICAN GENERAL LIFE INSURANCE
                                     COMPANY
                                     SEPARATE ACCOUNT VL-R
                                     (Registrant)

                                BY:  AMERICAN GENERAL LIFE INSURANCE
                                     COMPANY
                                     (On behalf of the Registrant and itself)



                                BY:  /s/ ROBERT F. HERBERT, JR.
                                     -------------------------------------------
                                         Robert F. Herbert, Jr.
                                         Senior Vice President, Treasurer and
                                         Controller
[SEAL]

ATTEST: /s/ JULIE COTTON HEARNE
        ------------------------
            Julie Cotton Hearne
            Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.


Signature                              Title                     Date
---------                              -----                     ----


  /s/ RONALD H. RIDLEHUBER        President and CEO               April 26, 2000
 -----------------------------
 Ronald H. Ridlehuber


/s/   ROBERT F. HERBERT, JR.      Senior Vice President,          April 26, 2000
------------------------------    Treasurer and Controller
Robert F. Herbert, Jr.


  /s/ DONALD W. BRITTON           Director                        April 26, 2000
------------------------------
Donald W. Britton


  /s/ DAVID A. FRAVEL             Director                        April 26, 2000
------------------------------
David A. Fravel


  /s/ DAVID L. HERZOG             Director and Chief              April 26, 2000
------------------------------    Financial Officer
David L. Herzog


  /s/ ROYCE G. IMHOFF, II         Director                        April 26, 2000
------------------------------
Royce G. Imhoff, II


  /s/ JOHN V. LAGRASSE            Director                        April 26, 2000
------------------------------
John V. LaGrasse


  /s/ RODNEY O. MARTIN, JR.       Director                        April 26, 2000
------------------------------
Rodney O. Martin, Jr.


  /s/ THOMAS M. ZUREK             Director                        April 26, 2000
------------------------------
Thomas M. Zurek

EXHIBIT INDEX

The following exhibits:

   1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

        (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

        (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

        (2)         Not applicable.

        (3)(a) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998. (4)

        (3)(b)      Form of Selling Group Agreement. (6)

        (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

        (4)         Not applicable.

        (5)(a)(i) Specimen form of the "Platinum Investor I" Variable Universal Life Insurance Policy (Policy Form No. 97600). (1)

        (5)(a)(ii) Specimen form of the "Platinum Investor II" Variable Universal Life Insurance Policy (Policy Form No. 97610). (1)

        (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                    (2)

        (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

        (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

        (7)         Not applicable.

        (8)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American General Life Insurance

                     Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

        (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company and American General Life Insurance Company. (10)

        (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company and American General Life Insurance Company dated as of July 21, 1998.
                     (8)

        (8)(c)(i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

        (8)(c)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

        (8)(d) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

        (8)(e)(i) Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd LLP. (9)

        (8)(e)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd LLP. (11)

        (8)(e)(iii) Amended Number 2 to Participation Agreement Among Morgan Stanley Dean Witter Universal Funds, Inc., Van Kampen Distributors, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

        (8)(f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

        (8)(g) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and Safeco Securities, Inc. (6)

        (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

        (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

        (8)(h)(iii) Form of Amendment Number 2 to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Distributors, Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company, and American General Securities Incorporated. (6)

        (8)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

        (8)(j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

        (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

        (8)(l) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management Inc.
                     (8)

        (8)(m) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

        (8)(n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

        (8)(o)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

        (8)(o)(ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

        (8)(p) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (14)

        (9)       Not applicable.

        (10)(a)   Single Insured Life Insurance Application - Part A. (13)

        (10)(b)   Single Insured Life Insurance Application - Part B. (13)

        (10)(c)   Medical Exam Form Life Insurance Application. (13)

        (10)(d) Specimen form of supplemental application for variable life insurance issued by AGL on Policy Form No. 97600 and Policy Form No. 97610. (1)

        (10)(e)   Service Request Form for Home Office. (6)

        (10)(f)   Service Request Form for Springfield Service Center. (12)


     Other Exhibits

        2(a) Opinion and Consent of Steven A. Glover, Senior Counsel of American General Life Companies. (6)

        2(b) Opinion and Consent of American General Life Insurance Company's actuary. (6)

        3         Not applicable.

        4         Not applicable.

        6         Consent of Independent Auditors. (Filed herewith)

        7         Powers of Attorney.  (Filed herewith on Signature Pages)

        27        Financial Data Schedule. (Not applicable)

/1/ Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on December 18, 1997.

/2/ Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on October 16, 1991.

/3/ Incorporated herein by reference to the filing of Post-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on April 30, 1992.

/4/ Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on January 15, 1999.

/5/ Incorporated by reference to the filing of Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R on August 19, 1998.

/6/ Incorporated by reference to the filing of Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on March 23, 1998.

/7/ Incorporated by reference to the filing of Pre-Effective Amendment No. 23 to the Form N-4 Registration Statement of American General Life Insurance Company's Separate Account A (File No. 33-44745) on April 24, 1998.

/8/ Incorporated by reference to the filing of the Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on March 18, 1999.

/9/ Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 Registration Statement (File No. 33-43390) filed on April 30, 1997.

/10/ Incorporated by reference to Pre-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 333-40637) of Separate Account D of American General Life Insurance Company on February 12, 1998.

/11/ Incorporated by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-80191) of Separate Account VL-R of American General Life Insurance Company on August 25, 1999.

/12/ Incorporated herein by reference to Post-Effective Amendment No. 2 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on April 21, 1999.

/13/ Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R on October 29, 1999.

/14/ Incorporated by reference to Post-Effective Amendment No. 18 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company on April 12, 2000.